STRATEGIC PARTNERS LARGE CAPITALIZATION
VALUE FUND

STRATEGIC PARTNERS CORE VALUE FUND

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

IMPORTANT PROXY MATERIALS

PLEASE VOTE NOW

October 6, 2006

Dear Shareholder:

I am writing to ask you to vote on one or more important proposals whereby the assets of each of the following funds:

•  Strategic Partners Large Capitalization Value Fund (Large Cap Fund), a series of Strategic Partners Style Specific Funds (SP Style Specific Funds); and

•  Strategic Partners Core Value Fund (Core Fund, and together with Large Cap Fund, the Acquired Funds), a series of the Strategic Partners Mutual Funds, Inc. (SP Mutual Funds);

would be acquired in separate transactions by Jennison Value Fund (Jennison Fund), and Jennison Fund would acquire all of the assets and assume all of the liabilities of the Large Cap Fund and Core Fund (each a Reorganization). SP Mutual Funds is a Maryland corporation. SP Style Specific Funds is a Delaware statutory trust. Jennison Fund is a Massachusetts business trust.

Shareholder meetings (each a "Meeting") are scheduled for 5:00 p.m. Eastern time on Thursday, December 14, 2006 for the Acquired Funds. Only shareholders of the Large Cap Fund will vote on the acquisition of the Large Cap Fund's assets by the Jennison Fund. Only shareholders of the Core Fund will vote on the acquisition of the Core Fund's assets by the Jennison Fund. Shareholder approval of one Reorganization is not contingent upon, and will not affect, shareholder approval of the other Reorganization. In addition, completion of one Reorganization is not contingent upon, and will not affect, completion of the other Reorganization.

The Boards of Directors/Trustees of SP Mutual Funds and SP Style Specific Funds have reviewed and approved the proposals and recommended that they be presented to shareholders for their consideration. Although the Boards have determined that each proposal is in your best interests, the final decision is up to you.

Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

If the Reorganizations are approved, shareholders of those Funds would have the opportunity to participate in a single mutual fund with similar investment objectives and similar investment policies. Combining both Funds or either Acquired Fund alone with the Jennison Fund will allow shareholders of the participating Acquired Funds to enjoy a larger asset base over which certain expenses may be spread. In addition, shareholders of each Acquired Fund are expected to realize a reduction in both the net and gross annual operating expenses borne by such shareholders, including a reduction in investment management fees, as a result of the consummation of one or both of the Reorganizations.

The accompanying combined joint proxy statement and prospectus includes a detailed description of the proposals. Please read the enclosed materials carefully and cast your vote.

To vote, you may use any of the following methods:

•  By Mail.  Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope. Proxy cards must be received by 11:59 p.m. Eastern time on the day prior to the Meeting to be counted.

•  By Internet. Have your proxy card available. Go to the web site: www.proxyvote.com. Enter your 12-digit control number from your proxy card. Follow the simple instructions found on the web site. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the Meeting to be counted.

•  By Telephone. If your fund shares are held in your own name, call 1-800-690-6903 toll-free. If your fund shares are held on your behalf in a brokerage account, call 1-800-454-8683 toll-free. Enter your 12-digit control number from your proxy card. Follow the simple instructions. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the Meeting to be counted.

Special Note for Systematic Investment Plans (e.g., Automatic Investment Plan, Systematic Exchange, etc.). Shareholders in systematic investment plans must contact their financial adviser or call our customer service division, toll free, at 1-800-225-1852 to change their investment options. Otherwise, if a proposed transaction is approved, starting on the day following the closing of the proposed transaction (which is expected to occur as soon as reasonably practicable after the Meeting), future purchases will automatically be made in shares of the Jennison Fund.

If you have any questions before you vote, please call D. F. King & Co. Inc., at 1-800-735-3428 toll-free. They will be happy to help you understand the proposals and assist you in voting.

  Judy A. Rice
President

STRATEGIC PARTNERS LARGE CAPITALIZATION
VALUE FUND

STRATEGIC PARTNERS CORE VALUE FUND

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To Our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (each a Meeting) of:

•  Strategic Partners Large Capitalization Value Fund (Large Cap Fund), a series of Strategic Partners Style Specific Funds (SP Style Specific Funds), a Delaware statutory trust; and

•  Strategic Partners Core Value Fund (Core Fund, and together with Large Cap Fund, the Acquired Funds), a series of the Strategic Partners Mutual Funds, Inc. (SP Mutual Funds), a Maryland corporation will be held at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, at 5:00 p.m. Eastern time on Thursday, December 14, 2006, for the Acquired Funds, for the following purposes, as applicable:

1.  For shareholders of the Large Cap Fund to approve or disapprove the Plan of Reorganization and the reorganization it contemplates, under which the Large Cap Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Jennison Value Fund (Jennison Fund), a Massachusetts business trust. In connection with this proposed reorganization, each whole and fractional share of each class of the Large Cap Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of the Jennison Fund, outstanding shares of the Large Cap Fund will be cancelled and the Large Cap Fund will be liquidated.

2.  For shareholders of the Core Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which the Core Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Jennison Fund. In connection with this proposed reorganization, each whole and fractional share of each class of the Core Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of the Jennison Fund, outstanding shares of the Core Fund will be cancelled and the Core Fund will be liquidated.

3.  To transact such other business as may properly come before each Meeting or any adjournments or postponements of each Meeting.

There will be one Plan of Reorganization (the Plan) for both reorganization transactions. The Plan provides that shareholder approval of one reorganization transaction is not contingent upon, and will not affect, shareholder approval of the other reorganization transaction. In addition, completion of one reorganization transaction is not contingent upon, and will not affect, completion of the other reorganization transaction.

The Board of Directors of the SP Mutual Funds, on behalf of the Core Fund, and the Board of Trustees of the SP Style Specific Funds, on behalf of the Large Cap Fund, have each fixed the close of business on September 15, 2006 as the record date for the determination of the shareholders of the applicable Fund, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

  Deborah A. Docs
  Secretary

Dated: October 6, 2006

A proxy card is enclosed along with this combined joint Prospectus and Proxy Statement for each proposal that is applicable to you. Please vote your shares today by signing and returning the enclosed proxy card(s) in the postage prepaid envelope provided. You may also vote by telephone or via the Internet as described in the enclosed materials. The Boards of Directors/Trustees of the SP Mutual Funds and the SP Style Specific Funds recommend that you vote FOR the Core Fund and the Large Cap Fund Proposals, respectively.

Your vote is important.
Please return your proxy card promptly
or vote by telephone or over the internet.

Shareholders are invited to attend the applicable Meeting in person. Any shareholder who does not expect to attend the Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. You may also vote by telephone or over the internet as described in the materials provided to you. In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING YOUR PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.  INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears on the account registration shown on the proxy card.

2.  JOINT ACCOUNTS: Both owners must sign and the signatures should conform exactly to the names shown on the account registration.

3.  ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of account registration or by the individual executing the proxy card. For example:

REGISTRATION			VALID SIGNATURE
A.	1.	XYZ Corporation	John Smith, President

	2.	XYZ Corporation	John Smith, President

		c/o John Smith, President

B.	1.	ABC Company Profit Sharing Plan	Jane Doe, Trustee

	2.	Jones Family Trust	Charles Jones, Trustee

	3.	Sarah Clark, Trustee	Sarah Clark, Trustee

		u/t/d 7/1/85

C.	1.	Thomas Wilson, Custodian	Thomas Wilson, Custodian

		f/b/o Jessica Wilson UTMA

		New Jersey

PROSPECTUS
for
JENNISON VALUE FUND
and
PROXY STATEMENT
for
STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND,
A SERIES OF STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
and
STRATEGIC PARTNERS CORE VALUE FUND,
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(973) 367-7521

Dated October 6, 2006

Acquisition of the Assets of the Strategic Partners Core Value Fund
and
Acquisition of the Assets of the Strategic Partners Large Capitalization Value Fund
by and in exchange for shares of the Jennison Value Fund

This combined joint Proxy Statement and Prospectus (Prospectus/Proxy Statement) is being furnished to the shareholders of:

•  Strategic Partners Large Capitalization Value Fund (Large Cap Fund), a series of Strategic Partners Style Specific Funds (SP Style Specific Funds), a Delaware statutory trust; and

•  Strategic Partners Core Value Fund (Core Fund, and together with Large Cap Fund, the Acquired Funds), a series of Strategic Partners Mutual Funds, Inc (SP Mutual Funds, and together with SP Style Specific Funds, the Companies), a Maryland corporation;

in connection with the solicitation of proxies by the Boards of Directors/Trustees (hereinafter, each referred to as the "Board" or "Directors") of the SP Mutual Funds and the SP Style Specific Funds for use at a special meeting of shareholders of Core Fund and Large Cap Fund, respectively, and at any adjournments or postponements thereof (each a Meeting).

Each Meeting will be held at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102 on Thursday, December 14, 2006 at 5:00 p.m. Eastern time for the Acquired Funds. This Prospectus/Proxy Statement will first be sent to shareholders on or about October 23, 2006.

The purpose of each Meeting is for shareholders of a Acquired Fund to vote on the Plan of Reorganization (the Plan) under which an Acquired Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Jennison Value Fund (the Jennison Fund, and together with the Large Cap and Core Funds, the Funds), a Massachusetts business trust, solely in exchange for shares of Jennison Fund, which will be distributed to shareholders of the relevant Acquired Fund, and the subsequent cancellation of shares of such Acquired Fund and its liquidation and termination (the Large Cap Fund Reorganization and the Core Fund Reorganization, each a Reorganization, and together, the Reorganizations). If a Plan in respect of a Fund is approved, each whole and fractional share of each class of that Fund shall be exchanged for whole and fractional shares of equal dollar value of the equivalent class of Jennison Fund as soon as practicable following the Meeting for that Fund, the Fund will be liquidated and the Jennison Fund will be the surviving fund. Each vote will be considered separately and will not affect the acquisition of the other Fund.

The investment objectives of the Funds are similar, however, shareholders of the Large Cap Fund should note that the Jennison Fund's investment objective does not include seeking dividend income. The Large Cap Fund's investment objective is to seek total return consisting of capital appreciation and dividend income. The Core Fund's investment objective is to seek long-term capital growth. The Jennison Fund's investment objective is to seek capital appreciation. No assurance can be given that any Fund will achieve its investment objective. The investment policies of the Funds are similar. Each Fund invests primarily in large company stocks that the Fund believes are undervalued.

Shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of the other Reorganization. In addition, completion of any one Reorganization is not contingent upon, and will not affect, completion of the other Reorganization. If the shareholders of either Large Cap Fund or Core Fund approve the Plan, such shareholders will become shareholders of Jennison Fund.

This Prospectus/Proxy Statement sets forth concisely the information about each proposed Plan and the issuance of shares of the Jennison Fund that you should know before voting. You should retain it for future reference. Additional information about the Jennison Fund and each proposed Reorganization has been filed with the Securities and Exchange Commission (SEC) and can be found in the following documents, which are incorporated by reference into this Prospectus/Proxy Statement:

•  The prospectus for the Jennison Fund, dated December 30, 2005, which is enclosed and incorporated by reference into this Prospectus/Proxy Statement;

•  The Statement of Additional Information (SAI) for the Jennison Fund, dated December 30, 2005, which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

•  An SAI, dated October 6, 2006, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

•  The Jennison Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005, which is enclosed and incorporated by reference into this Prospectus/Proxy Statement.

•  The Jennison Fund's Semi-Annual Report for the period ended April 30, 2006, which is enclosed and is incorporated by reference into this Prospectus/Proxy Statement.

You may request a free copy of these documents by calling 1-800-225-1852 or by writing to the Jennison Fund at the above address.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement, including the Plan. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of Plan for the Reorganizations (attached as Exhibit A), the Prospectus for the Jennison Fund (attached as Exhibit B), the Annual Report to Shareholders of Jennison Fund for the fiscal year ended October 31, 2005 (attached as Exhibit C), the Semi-Annual Report to Shareholders of Jennison Fund for the fiscal period ended April 30, 2006 (attached as Exhibit D) and the SAI relating to this Prospectus/Proxy Statement. This Prospectus/Proxy Statement is qualified in its entirety by reference to these documents. You should read these materials for more complete information.

The Proposals

Shareholders of each Acquired Fund are being asked to consider and approve a Plan that will have the effect of combining their respective Acquired Fund and the Jennison Fund into a single mutual fund. The Large Cap Fund is a series of an open-end investment company organized as a Delaware statutory trust and Core Fund is a series of an open-end investment company organized as a Maryland corporation. The Jennison Fund is an open-end investment company organized as a Massachusetts business trust.

If shareholders of an Acquired Fund vote to approve the applicable Plan, the assets of that Acquired Fund will be transferred to, and all of the liabilities of that Acquired Fund will be assumed by, the Jennison Fund in exchange for an equal value of shares of the Jennison Fund. Shareholders of that Acquired Fund will have their shares exchanged for shares of Jennison Fund of equal dollar value based upon the value of the shares at the time that Acquired Fund's assets are transferred to the Jennison Fund. After the transfer of assets and exchange of shares has been completed, the Acquired Fund will be liquidated and dissolved. If the Plan for your Acquired Fund is approved, you will cease to be a shareholder of that Acquired Fund and will become a shareholder of Jennison Fund. Approval of one Plan is not conditioned on approval of the other Plan.

There will be one Plan for the Reorganizations. The Plan provides that shareholder approval of one Reorganization is not contingent upon, and will not affect, shareholder approval of the other Reorganization. In addition, completion of one Reorganization is not contingent, and will not affect, the completion of the other Reorganization.

For the reasons set forth in the section entitled "Reasons for the Reorganizations", the Boards of the SP Mutual Funds, SP Style Specific Funds and the Jennison Fund have determined that each proposed Reorganization or both of the Reorganizations are in the best interests of the shareholders of the Large Cap Fund, Core Fund and Jennison Fund, and have also concluded that shareholders of the Large Cap Fund, Core Fund and Jennison Fund would not be subject to any dilution in value as a result of the consummation of one or both of the Reorganizations.

The Board of Directors/Trustees of the SP Mutual Funds (on behalf of the Core Fund), SP Style Specific Funds (on behalf of the Large Cap Fund) and Jennison Fund have approved the Plan and unanimously recommend that you vote to approve the Plan.

Shareholder Voting

Shareholders who own shares of an Acquired Fund at the close of business on September 15, 2006 (the Record Date) will be entitled to vote at the applicable Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of that Acquired Fund. The approval of each Plan requires the affirmative vote of the holders of a majority (as defined under the Investment Company Act of 1940 Act (the 1940 Act)) of the total number of shares of capital stock of the applicable Acquired Fund outstanding and entitled to vote thereon voted in favor of the Plan.

For the purposes of this vote, a 1940 Act majority means that approval of a Plan requires the vote of the lesser of (i) 67% or more of the voting shares of an Acquired Fund represented at a meeting at which more than 50% of the outstanding voting shares of an Acquired Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of an Acquired Fund.

Please vote your shares as soon as you receive this Prospectus/Proxy Statement. You may vote by completing and signing the enclosed ballot (proxy card) or over the Internet or by phone. If you vote by any of these methods, your votes will be officially cast at the Meeting for your Fund by persons appointed as proxies. If you own shares in more than one of the Funds or in multiple accounts, you will receive multiple proxy cards. Each proxy card must be voted for all of your shares to be voted.

You can revoke or change your voting instructions at any time until the vote is taken at a Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISON OF IMPORTANT FEATURES

The Investment Objectives and Policies of the Funds

This section describes the investment objective and policies of the Funds and the differences between them. For a complete description of the investment policies and risks for the Jennison Fund, you should read the Prospectus (attached as Exhibit B) and the SAI for the Jennison Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

The investment objectives of the Funds are similar, however, shareholders of the Large Cap Fund should note that the Jennison Fund's investment objective does not include seeking dividend income. The investment objective of the Large Cap Fund is total return consisting of capital appreciation and dividend income. The investment objective of Core Fund is long-term capital growth. The investment objective of Jennison Fund is capital appreciation. In short, each Fund seeks investments that will increase in value over the long-term. The investment objectives of Large Cap Fund and Jennison Fund are fundamental policies that cannot be changed by the relevant Board of Trustees without shareholder approval. The investment objective of Core Fund is a non-fundamental policy that may be changed by the Board of Directors of SP Mutual Funds without shareholder approval. There can be no assurance that the Funds will achieve their investment objectives.

Each Fund invests primarily in equity securities of large capitalization companies. Each Fund pursues its investment objective through various investment strategies that are employed by that Fund's respective subadviser(s) as follows:

•  Jennison Fund normally invests at least 65% of the Fund's total assets in common stock of companies that the Fund believes will provide investment returns above those of the Russell 1000 Value Index (Russell 1000 Index) and, over the long term, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Effective March 1, 2007, the Jennison Fund is expected to normally invest at least 65% of its total assets in equity and equity-related securities of companies that the Fund believes will provide investment returns above those of the Russell 1000 Index and, over the long term, the S&P 500 Index.

The Jennison Fund has a policy of primarily buying common stock of large capitalization companies that the Fund's subadviser believes will provide investment returns above those of the Russell 1000 Value Index and, over the long term, the S&P 500 Index. The Jennison Fund defines large capitalization companies as those companies with market capitalizations, measured at the time of purchase, as $1 billion or more.

•  Core Fund normally invests primarily in common stocks of large capitalization companies that appear to be undervalued.

The Core Fund primarily invests in common stocks, making selections based on a model portfolio of 125-175 stocks constructed by the Fund's subadviser. The subadviser uses a "bottom-up" approach, which means the subadviser seeks to identify companies with earnings potential that may not be recognized by the market at large. The subadviser relates present value of each company's forecasted future cash flow to the current price of its stock, and then evaluates companies based on their risk-adjusted return. The most undervalued companies are ranked highest, and are overweighted. The subadviser seeks to control risks by correlating the size of initial purchases by the Fund to the securities benchmark weighting, within plus or minus 0.5%.

•  The Large Cap Fund normally invests at least 80% of its investable assets in common stocks and securities convertible into common stocks of companies with market capitalizations comparable to those found in the Russell 1000 Index (measured at the time of purchase).

The Large Cap Fund seeks investments that will increase in value as well as pay the Fund dividends. To achieve this objective, the Fund has a policy of investing in large company stocks that the Fund's subadviser believes are undervalued and have an above-average potential to increase in price. Large companies are defined as those companies with market capitalizations, measured at the time of purchase, comparable to those found in the Russell 1000 Index. This non-fundamental investment policy may be changed upon 60 days' prior written notice to shareholders.

The types of equity securities in which the Funds may invest are substantially similar. The Funds each principally invest in common stock of large capitalization companies. The Jennison Fund also invests in other equity-related securities, such as American Depository Receipts (ADRs), foreign stocks, convertible securities, nonconvertible preferred stock, warrants and rights that can be exercised to obtain stock, securities of real estate investment trusts (REITS), investments in various types of business ventures, including partnerships and joint ventures, and similar securities. ADRs are certificates that represent an equity investment in a foreign company or some other foreign issuer. ADRs are usually issued by a U.S. bank or trust company and are valued in U.S. dollars. Certain ADR programs are established without the participation of the foreign issuer and, as a result, there may be less information available about the foreign issuer. Jennison Fund may also make short sales of a security. This means the Jennison Fund may sell a security that it does not own. The Jennison Fund generally borrows the security to deliver to the buyers in a short sale. The Jennison Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. The Jennison Fund may make short sales "against the box," which means the Jennison Fund owns or has the right to acquire the identical security at no additional cost.

Each of the Funds is a "diversified" investment company under the 1940 Act. See "Comparision of Other Policies – Diversification" and "Investment Restrictions" below.

The Funds typically distribute annually all or substantially all of their ordinary income and net realized capital gains.

After one or both Reorganizations are completed, it is expected that the combined, surviving fund will be managed according to the investment objective and policies of Jennison Fund, although the objective and policies are subject to change.

Comparison of Other Policies

Diversification

The Funds are "diversified" investment companies under the 1940 Act. As diversified investment companies, with respect to 75% of their assets, the Funds cannot invest more than 5% of their assets in the securities of any one issuer or cannot hold more than 10% of the outstanding voting securities of such issuer.

Money Market Instruments, Bonds and Other Fixed Income Obligations

The Large Cap Fund may invest up to 20% of its investable assets in debt securities (including U.S. Government Securities), usually less than 10% of its investable assets in asset-backed securities, and up to 35% of its investable assets in money market instruments on a normal basis. The Large Cap Fund may invest in debt obligations for their appreciation potential and in money market instruments for cash management purposes. Large Cap Fund may invest in debt obligations issued by U.S. and foreign companies that are rated at least BBB by S&P or Baa by Moody's or the equivalent by another major rating service. The Jennison Fund may invest up to 35% of its assets in fixed-income obligations, and up to 15% of its assets under normal circumstances in money market instruments. The Jennison Fund can invest in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service. The Jennison Fund also may invest in obligations that are not rated, but that are believed to be of comparable quality. The Jennison Fund will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service, and only uses money market instruments for cash management purposes.

Temporary Defensive Investments

Although the Large Cap and Jennison Funds do not expect to do so ordinarily, during periods of adverse market conditions, they may invest up to 100% of their respective assets in investments such as money market instruments or U.S. Government securities, in response to adverse market, economic or political conditions. In addition, the Large Cap Fund may invest without limit in corporate and other debt obligations when a temporary defensive position is appropriate. Core Fund may also invest up to 25% if its assets in money market instruments and short-term debt temporarily to meet redemption requests, but will not invest in these securities to protect against potential market declines. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Derivative Instruments

The Funds may utilize various derivative instruments. Generally, with derivatives, the relevant subadviser is trying to predict whether the underlying investment – a security, market index, currency, interest rate or some other asset, rate or index – will go up or down at some future date. Jennison Fund and Core Fund may use derivatives to try to reduce risk and Jennison Fund may also use derivatives to increase return, taking into account the Fund's overall investment objective. Derivative instruments include futures, options, options on futures, foreign currency forward contracts and swaps. Derivatives involve costs and can be volatile. When using certain derivative strategies, each Fund may need to segregate cash or other liquid assets. The Jennison Fund's investment in such derivatives varies, although the Fund usually invests less than 10% of its total assets in such derivative strategies. The Large Cap Fund and the Core Fund have different percentage limits on the various types of derivative instruments. The Funds cannot guarantee these derivative strategies will work, that the instruments necessary to implement these strategies will be available or that the Funds will not lose money.

Short Sales

The Large Cap Fund and the Core Fund may not make short sales. The Jennison Fund may engage up to 10% of its investable assets in short sales regardless of whether the Jennison Fund owns or has the right to acquire the security sold. The Jennison Fund and the Core Fund (but not the Large Cap Fund) may make short sales "against the box."

Illiquid Securities

The Funds may invest up to 15% of their respective net assets in illiquid securities. The Funds may be unable to dispose of such holdings quickly or at prices that represent true market value. Certain derivative instruments held by the Funds may also be considered illiquid.

Borrowing and Pledging Assets

The Large Cap Fund may borrow an amount equal to no more than 20%, while the Jennison Fund and Core Fund may borrow an amount equal to no more than 33 1/3%, of the value of its respective total assets to take advantage of investment opportunities, for temporary, extraordinary, or emergency purposes or for the clearance of transactions and may pledge up to 20% and 33 1/3%, respectively, of the value of their total assets to secure such borrowings. A Fund will only borrow when there is an expectation that it will benefit after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by a Fund creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate rate changes in the net asset value of such Fund's shares and in the yield of the Fund. The Large Cap Fund and Jennison Fund do not intend to borrow more than 5% of their total assets for investment purposes, although such Funds may borrow up to 20% and 33 1/3%, respectively, of the value of their total assets for temporary, extraordinary or emergency purposes and for the clearance of transactions.

Lending of Portfolio Securities

Consistent with the applicable regulatory requirements, the Funds may each lend their portfolio securities to brokers, dealers and financial institutions, if outstanding loans do not exceed 33 1/3% of the value of such Fund's assets and the loans are callable at any time by the Fund.

Foreign Securities

Up to 30% of the Jennison Fund's total assets may be invested in foreign securities, including emerging markets securities. Effective March 1, 2007, the Jennison Fund may invest up to 35% of its total assets in foreign securities, including emerging market securities. For purposes of this restriction foreign securities exclude ADRs or similar receipts and shares traded in U.S. markets. The Large Cap Fund and the Core Fund currently do not intend to invest in foreign securities. Therefore, after completion of the Reorganizations, shareholders of the Large Cap Fund and the Core Fund will be subject to additional foreign securities risks.

Investment Restrictions

Each Fund may not change a fundamental investment restriction without the prior approval of its shareholders. Each Fund has adopted fundamental investment restrictions, which limit its ability to: (i) issue senior securities;

(ii) borrow money (except for non-leveraging, temporary or emergency purposes); (iii) underwrite securities; (iv) purchase or sell real estate; (v) purchase or sell physical commodities; and (vi) make loans (except for certain securities lending transactions).

Each Fund also has adopted a fundamental policy that it may not purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this investment restriction, the Funds rely on Standard & Poor's Global Industry Classification Standard, in determining industry classification. The Funds' reliance on this classification system is not a fundamental policy of the Funds and, therefore, can be changed without shareholder approval.

In addition, the Funds have adopted fundamental investment restrictions to diversify their respective investments. Accordingly, the Funds are diversified funds under the 1940 Act. This means that they may not, with respect to 75% of the value of their respective total assets, purchase a security of any issuer (other than U.S. Government securities) or securities of other investment companies) if, as a result (i) more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Fund.

Although not fundamental, the Funds also have the following investment restrictions.

Jennison Fund may not:

(1) Make investments for the purpose of exercising control or management.

(2) Invest in securities of other investment companies, except that (a) subject to certain restrictions, the Fund may purchase securities of other investment companies in the open market involving customary brokerage commissions and (b) pursuant to a Commission exemptive order, the Fund may invest up to 25% of its net assets in shares of an affiliated mutual fund, subject to the 1940 Act and interpretations and exemptions thereunder.

(3) Purchase warrants if as a result of any such purchase, the Fund would then have more than 5% of its total assets (taken at current value) investing in warrants or more than 2% of its total assets (take at current value) invested in warrants not listed on the New York Stock Exchange or American Stock Exchange.

Core Fund may not:

(1) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership holding or sale of futures;

(2) Invest for the purpose of exercising control or management;

(3) Purchase securities of other investment companies except in compliance with the 1940 Act; or

(4) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable, not including Rule 144A securities and commercial paper that is sold under section 4(2) of the 1933 Act that have been determined to be liquid under prior procedures established by the Board.

Large Cap Fund may not:

(1) Make investments for the purpose of exercising control or management.

Notwithstanding anything to the contrary, the Funds may not acquire securities of other investment companies or registered unit investment trusts in reliance on subparagraph (F) or (G) of Section 12 (d)(1) of the 1940 Act so long as it is a fund in which one or more of the JennisonDryden Allocation Funds (which are series of Prudential Investment Portfolios, Inc., Registration Nos. 33-61997, 811-7343) may invest.

Risks of Investing in the Funds

Like all investments, an investment in the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. The Funds invest in securities according to specific investment policies and objectives and, as a result, the investments are limited to a comparatively narrow segment of the economy. The Funds invest primarily in equity or, in the case of Jennison Fund, equity-related securities. As with any mutual fund investing primarily in equity securities, the value of securities held by a fund may decline. Stock values can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities market generally. These declines may be substantial. In addition, changes in economic or political conditions, both domestic and international, may result in a decline. Furthermore, companies that normally pay dividends may not do so if they do not have profits or adequate cash flow.

ADRs. Jennison Fund may invest in sponsored and unsponsored ADRs. The Large Cap Fund and the Core Fund do not intend to invest in ADRs. ADRs are certificates that represent an equity investment in a foreign company or some other foreign issuer. ADRs are usually issued by a U.S. bank or trust company and are valued in U.S. dollars. Certain ADR programs are established without the participation of the foreign issuer and, as a result, there may be less information available about the foreign issuer. The Fund considers ADRs to be equity-related securities. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into or for which they may be converted or exchanged.

Foreign Securities. Investing in foreign securities subjects the Jennison Fund to additional risks that the Large Cap Fund and the Core Fund are not subject to. Foreign markets, economies and political systems may not be as stable as those in the U.S. and may involve additional risk. Foreign markets tend to be more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those in the U.S. Additionally, adverse changes in the value of foreign currencies can cause losses. These securities may also be less liquid than U.S. stocks and bonds. Also, differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information.

Emerging Markets. The Jennison Fund's risks of investing in foreign securities are heightened for emerging markets securities. The Large Cap Fund and the Core Fund are not subject to such heightened risks Moreover, emerging markets securities present additional risks which should be considered carefully by an investor in the Jennison Fund. Investing in emerging markets securities involves exposure to economies that are less diverse and mature, and political and legal systems which are less stable, than those of developed markets. In addition, investment decisions by international investors particularly with concurrent buying or selling programs, have a greater effect on securities prices and currency values than in more developed markets. As a result, emerging markets securities have historically been, and may continue to be, subject to greater volatility and share price declines than securities issued by U.S. corporations or companies in other markets that are considered developed. Many emerging markets have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative impact on securities prices.

Fixed-Income Obligations. To the extent the Funds invest in fixed-income obligations, the investments are subject to the credit risk of the issuer, market risk with respect to the value of the investment and interest rate risk.

Derivatives. The Funds may use investment strategies, such as derivatives, that involve risk. The Funds use these risk management techniques to try to preserve assets or enhance return. Derivatives may not fully offset the underlying positions and this could result in losses to the Funds that would not otherwise have occurred. Derivatives can increase share price volatility and those that involve leverage could magnify losses.

Convertible Securities. The Large Cap Fund and Jennison Fund may invest up to 80% and 65% respectively of their investable assets in convertible securities. Convertible securities are subject to credit risk – the risk that the underlying receivables may not be paid by debtors or by credit insurers or guarantors of such instruments – and market risk – the risk that bonds will lose value in the market, sometimes rapidly or unpredictably, because interest rates rise or there is a lack of confidence in the borrower or the bond's issuer. The underlying securities could lose value. Equity markets could go down, resulting in a decline in value in the Fund's investments. Changes in economic or political conditions, both domestic and international, may result in a decline in value of the Fund's investments. The Core Fund does not intend to invest in Convertible Securities.

Illiquid Securities. Investments in illiquid securities involve additional riks. Illiquid securities may be difficult to value precisely and the Funds may have difficulty selling the securities at the time or price desired.

Short sales. Jennison Fund may engage up to 10% of investable assets in short sales and the Core Fund and the Jennison Fund (but not the Large Cap Fund) may make short sales "against the box". These may magnify underlying investment losses. Share price volatility can magnify losses because the underlying security must be replaced at a specific time. Investment costs may exceed potential investment gains. The Jennison Fund may not be able to limit any losses resulting from share price volatility if the security indefinitely continues to increase in value at such specified time. Short sales "against the box" are not subject to these risks, but give up the opportunity for capital appreciation in the security and post the risk of potentially unlimited loss.

Exchange Traded Funds (ETFs). Jennison Fund may invest up to 10% of investable assets in ETFs. The pricing movement of an ETF may not track the underlying index or basket of stocks and may result in a loss. ETFs may also result in duplicate management fees.

REITS. Jennison Fund may invest up to 25%, but usually will invest less than 15%, of its investable assets in REITS. Performance of these securities depends on the strength of the real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions. Individual stocks could lose value or equity markets could go down, each resulting in a decline in value of the Fund's investments. REITs that normally pay dividends may not do so if they don't have profits or adequate cash flow. Changes in political and economic conditions, both domestic and international, may result in a decline in value of the Fund's investments in REITs.

Federal Income Tax Considerations

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), and intends to continue to so qualify in the future. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers that are controlled by the Fund and are determined, pursuant to Department of Treasury regulations, to be in the same, similar or related trades or businesses. As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's distribution requirements.

The Reorganizations may lead to various tax consequences, which are discussed under the caption "Tax Consequences of the Reorganizations."

Comparison of Organizational Structure

Forms of Organization

The Core Fund is a series of SP Mutual Funds, which is an open-end management investment company, organized as a Maryland corporation. SP Mutual Funds is authorized to issue 5.5 billion shares of capital stock, par value $0.001 per share, 150,000,000 of which are designated as shares of Core Fund, which are each further divided into Class A, Class B, Class C, Class L, Class M, Class X and New Class X shares. The rights and terms of Class X and New Class X shares are almost identical, so for ease of reference, SP Mutual Funds sometimes provides combined expenses, capitalization, financial and other information for "New Class X" and "Class X" and refers to all such shares as "Class X." The principal difference between outstanding shares of the two classes is that Class X shares issued prior to August 17, 1998 are subject to automatic conversion to Class A approximately 8 years after purchase, while New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion to Class A shares approximately 10 years after purchase. You should be aware that if you hold shares referred to as "Class X," your conversion rights are determined by the date you purchased your shares.

The Large Cap Fund is a series of the SP Style Specific Funds, which is an open-end management investment company, organized as a Delaware statutory trust. SP Style Specific Funds is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, divided into five series of which one is the Large Cap Fund. The shares of Large Cap Fund are further divided into three classes, designated as Class A, Class B and Class C.

Jennison Fund is an open-end management investment company, organized as a Massachusetts business trust. Jennison Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into five classes of shares designated as Class A, Class B, Class C, Class R and Class Z.

If the Plan is approved, the Jennison Fund will authorize and issue four additional classes of shares that will be equivalent to Class L, Class M, Class X and New Class X shares of Core Fund.

SP Mutual Funds operates pursuant to a charter, which includes its Articles of Incorporation and supplements, corrections and amendments thereto, and By-Laws. SP Style Specific Funds and Jennison Value Fund each operate pursuant to an Agreement and Declaration of Trust (a Declaration) and By-Laws. SP Mutual Funds is governed by a Board of Directors and SP Style Specific Funds and Jennison Fund are governed by Trustees. We refer to these as a "Board" and sometimes refer separately to "Directors" or "Trustees." We have summarized below certain rights of shareholders of each of SP Mutual Funds, SP Style Specific Funds and Jennison Fund to highlight differences in the governing documents. The following is only a summary and is not a complete description of the respective governing documents. You should refer to the charter and by-laws of the SP Mutual Funds and the Declaration and by-laws of Jennison Fund and Large Cap Fund for more complete information.

Forms of Ownership. Ownership interests in the SP Mutual Funds are represented by shares of common stock of a corporation and ownership interest in the SP Style Specific Funds and Jennison Fund are represented by shares of beneficial interest of a trust. The par value of the SP Mutual Funds' shares of beneficial interest and SP Style Specific Funds' shares is $.001 and the par value of the Jennison Fund's shares of beneficial interest is $.01. We refer to the ownership interests as "shares" and to holders of shares as "shareholders."

Extraordinary Transactions. SP Style Specific Fund's Declaration permits the Trustees of SP Style Specific Funds, without shareholder approval (unless such approval is otherwise required by the 1940 Act) to (a) cause SP Style Specific Funds to convert or merge, reorganize or consolidate with or into one or more business entities (or a series thereof to the extent permitted by law) so long as the surviving or resulting entity is an open-end management investment company (or a series thereof to the extent permitted by law) formed, organized or existing under the laws of a U.S. jurisdiction and that, in the case of any business entity created by the Board to accomplish such conversion, merger, reorganization or consolidation, may succeed to or assume SP Style Specific Fund's registration under the 1940 Act, (b) cause shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (c) cause SP Style Specific Funds to incorporate under the laws of a U.S. jurisdiction, (d) sell or convey all or substantially all of the assets of SP Style Specific Funds or any series or class thereof to another series or class thereof or to another business entity (or a series thereof to the extent permitted by law) organized under the laws of a U.S. jurisdiction so long as such business entity is an open-end management investment company and, in the case of any business entity created by the Board to accomplish such sale and conveyance, may succeed to or assume SP Style Specific Fund's registration under the 1940 Act or (e) at any time sell or convert into money all or any part of the assets of SP Style Specific Fund's or any series or class thereof.

As a registered open-end investment company, the SP Mutual Funds is authorized under applicable state law to transfer all of its respective assets (or the assets of any class or series of their shares) without shareholder approval, but pursuant to Maryland law and their charters, most other extraordinary transactions, including mergers, consolidations, share exchanges and dissolutions, must be approved by a majority vote of the shares entitled to vote on the matter.

Jennison Fund's Declaration permits Jennison Fund to merge or consolidate with any corporation, association, trust or other organization or sell, lease or exchange all or substantially all of Jennison Fund's property, including its goodwill, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose, by the affirmative vote of the holders of not less than two-thirds of the shares; provided, however, that, if the merger, consolidation, sale, lease or exchange is recommended by the Trustees, a majority shareholder vote shall be sufficient authorization.

Shareholder Meetings

Place of Meeting. Jennison Fund may hold shareholder meetings at any place set by the Board. The requirement is the same for SP Mutual Funds and SP Style Specific Funds, except that the place is required to be within the United States.

Shareholder Voting Rights. Each share of SP Mutual Fund's common stock entitles its holder to one vote, and fractional shares are entitled to pro rata voting rights. In all elections of directors, each share of SP Mutual Fund's stock may be voted for as many individuals as there are directors to be elected and for whose election the share is entitled to be voted.

SP Style's Trustees are entitled to determine, without the vote or consent of shareholders (except as required by the 1940 Act) with respect to any matter submitted for a shareholder vote, whether each share shall be entitled to one vote, or whether each dollar of net asset value shall be entitled to one vote. In addition, shareholders of SP Style Specific Funds are entitled to vote only (1) for the election or removal of Trustees and (2) with respect to such additional matters relating to SP Style Specific Funds as may be required by the 1940 Act, the Declaration, the By-Laws or any registration of SP Style Specific Funds with the Commission (or any successor agency) or any state, or as the Board may consider necessary or desirable.

Jennison Fund shareholders have the power to vote (i) for the election of Trustees, (ii) with respect to any advisory or management contract, (iii) with respect to the amendment of the Declaration; (iv) with respect to such additional matters relating to the Jennison Fund as may be authorized or required by the 1940 Act, the Declaration, or the By-Laws; and (v) with respect to such additional matters relating to the Jennison Fund as may be properly submitted for shareholder approval. The shares of each class have identical voting rights, except that the Trustees in their discretion may provide a class of a series with exclusive voting rights with respect to matters relating to expenses being borne solely by such class.

Record Date. The Board of SP Mutual Funds has the sole power to set a record date, which must be at or after the close of business on the day the record date is fixed, and may not be more than 90 or fewer than 10 days prior to the applicable meeting of shareholders. SP Style's Board may fix a record date falling not more than 120 days prior to the meeting. Jennison Fund's Board may set a record date of not more than 90 days prior to the date of the meeting.

Annual Meetings. SP Mutual Funds is not required to hold annual meetings of their shareholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. There are no specific requirements regarding annual shareholder meetings set forth in Jennison Fund's Declaration or By Laws or in SP Style Specific Fund's Declaration or By-Laws or the Delaware Statutory Trust Act.

Special Meetings. SP Mutual Funds shall call a special meeting, in the discretion of the Board, on the written request of shareholders holding at least 10% of the outstanding shares of a series. SP Style Specific Funds and Jennison Fund are required to call a meeting of shareholders upon order of the Board, or, for the purpose of voting on the removal of any Trustee, upon the request of shareholders holding at least 10% of the outstanding shares entitled to vote. If the Secretary of SP Style Specific Funds refuses or neglects to call such meeting for more than 10 days, the Board or shareholders so requesting may call the meeting themselves by giving notice thereof in the manner required by the By-Laws.

Inspector of Elections. SP Mutual Funds is required to appoint one or more inspectors of election to conduct the voting at any meeting, if so ordered by the chairman of the meeting or upon the request of shareholders entitled to cast at least 10% of the votes entitled to be cast at the meeting. There are no specific requirements regarding inspectors set forth in Jennison Fund's Declaration or By-Laws or SP Style Specific Fund's Declaration or By-Laws or the Delaware Statutory Trust Act.

Advance Notice of Shareholder Proposals. There are no requirements regarding advance notice for shareholder proposals set forth in SP Style Specific Fund's Declaration or By-Laws, in Jennison Fund's Declaration or By-Laws or the Delaware Statutory Trust Act. Although the charter of SP Mutual Funds provides that its by-laws may delineate requirements for presenting matters at annual meetings, its by-laws do not currently do so. This generally means that shareholders of SP Mutual Funds may submit proposals from the floor of an annual meeting. Under Maryland law, the purpose of any special meeting must be described in the notice of such meeting so only items included in the notice may be considered at special meetings of shareholders of SP Mutual Funds.

Quorum. For SP Mutual Funds and Jennison Fund, the presence, in person or by proxy, of shareholders entitled to cast a majority of all votes entitled to be cast on a matter with respect to one or more series or classes shall constitute a quorum for the transaction of business at a meeting of such shareholders. For SP Style Specific Funds, a quorum is one-third of the shares entitled to vote, except when a larger quorum is required by federal law, including the 1940 Act, the By-Laws or the Declaration.

Adjournments. For SP Mutual Funds, a majority vote of the shareholders present is needed to achieve such an adjournment. SP Style Specific Funds can adjourn a meeting of stockholders without notice thereof if the time and date of the meeting are announced at the meeting and the adjourned meeting is held within a reasonable time after the date of the original meeting. Any meeting of shareholders of SP Style Specific Funds may be adjourned one or more times from time to time to another time or place by shareholders holding a majority of the outstanding shares present and entitled to vote on a proposal to adjourn at such meeting, whether or not a quorum is present. There are no requirements regarding adjournments set forth in Jennison Fund's Declaration or By-Laws.

Shareholder Action Without a Meeting. Shareholders of SP Style Specific Funds can act by written consent if such consent is signed by the holders of outstanding shares having enough votes to authorize the action at a meeting at which all shares entitled to vote on that action were present and voted, except that in the case of shareholder proposals and any matter subject to a proxy contest or proxy solicitation or any proposal in opposition to a proposal by the Officers or Trustees of SP Style Specific Funds, shares may be voted only in person or by written proxy at a meeting. Any action which may be taken by shareholders of Jennison Fund may be taken without a meeting if a majority of shareholders of the Fund (or such larger proportion thereof as shall be required by law) consent to the action in writing and the written consents are filed with the records of the meetings of shareholders. Such consents are treated for all purposes as a vote taken at a meeting of shareholders.

Amendments to Charter/Declaration. Amendments to SP Mutual Funds' charter generally require the approval of the Board and at least a majority of the votes entitled to be cast. However, the Board may amend the charter to change the name of the company, or change the designation or par value of shares, without shareholder approval. Under Maryland law, SP Mutual Fund's Board is also authorized to increase or decrease authorized capital stock, and classify and reclassify shares without shareholder approval. The Trustees of SP Style Specific Funds are entitled to amend the Declaration without shareholder approval, except that shareholders have the right to vote on (1) any amendment that is required to be approved by shareholders pursuant to the 1940 Act and (2) any amendment submitted to the shareholders by the Board at its discretion. Jennison Fund's Declaration may be amended by a majority shareholder vote at a shareholder meeting or by written consent without a meeting. The Jennsion Fund Trustees may amend the Declaration without the vote or consent of shareholders to change the name of the trust, supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision or if they deem it necessary to conform the Declaration to the requirements of applicable Federal laws or regulations or the requirements of the Internal Revenue Code Act.

Amendment of By-Laws. The SP Mutual Funds' By-Laws can be amended by a majority vote of the shareholders, or by a majority vote of the Board. SP Style's and Jennison Fund's By-Laws can be amended by majority vote of the shareholders or of the Board; provided, however, that no By-Law may be amended, adopted or repealed by the Board if such amendment, adoption or repeal is required by applicable law to be submitted to a vote of shareholders

Board of Directors/Trustees.

Number of Members. SP Mutual Funds' Board may change the number of Directors to any number from three (3) to twenty-five (25), inclusive. Shareholders of SP Style Specific Funds have approved amendments to the Declaration which would permit the number of Trustees to be such number as is determined, from time to time, by the Board, without any limitation on the maximum number permitted. Jennison Fund's Board may change the number of Trustees by written instrument signed by a majority of Trustees to any number from 3 to 15, inclusive.

Removal of Board Members. SP Mutual Funds' shareholders may remove a Board member, with or without cause, by the affirmative vote of a majority of all votes entitled to be cast generally in the election of Board members. Trustees of SP Style Specific Funds may be removed at any shareholder meeting by a vote of 2/3 of the outstanding shares, or by 2/3 vote of the Board. Trustees of Jennison Fund may be removed by 2/3 vote of the Board.

Board Vacancies. A vacancy on the SP Mutual Funds Board may be filled by a majority of the remaining members of the Board (unless, in the case of SP Mutual Funds, the vacancy results from the removal of a director by the shareholders, in which case the shareholders may elect a successor to fill the vacancy, the vacancy results from an increase in the number of directors, in which case a majority of the entire Board may fill the vacancy, or unless otherwise required by law). A vacancy on SP Style Specific Funds' Board may be filled by a majority of the Board; provided that in the event that less than the majority of the Trustees holding office have been elected by the shareholders, to the extent required by the 1940 Act, but only to such extent, the Trustees then in office shall call a shareholders' meeting for the election of Trustees. A vacancy on Jennison Fund's Board may be filled by a majority of the Board by signed written instrument.

Limitation on Liability of Directors and Officers. The SP Mutual Funds' charter provides that, to the extent allowed by law, directors and officers will not be liable to the Funds or their shareholders for monetary damages for a breach of fiduciary duty. Maryland law permits such limitation of liability except for liability resulting from (a) actual receipt of an improper personal benefit or profit in the form of money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Declaration of SP Style Specific Funds provides that a Trustee, when acting in such capacity, shall not be liable to any person other than SP Style Specific Funds or its stockholders for any act, omission or obligation of SP Style Specific Funds, such Trustee or any other Trustee, except for such Trustee's own willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for any neglect or wrongdoing of any officer, agent, employee, manager, adviser, sub-adviser or principal underwriter of SP Style Specific Funds. The Declaration of Jennison Fund states that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders or to any shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for bad faith, willful misfeasance, gross negligence or reckless disregard of duty. With regard to each of SP Mutual Funds, Jennison Fund and SP Style Specific Funds, the 1940 Act will not permit a limitation on liability relating to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Indemnification of Directors, Officers, Employees and Agents. The SP Mutual Funds' charter and by-laws provide for indemnification of directors and officers to the extent allowed by law. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a corporation may not provide indemnification for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses.

SP Style Specific Funds' By-Laws provide that it shall indemnify Trustees, officers, employees and agents to the fullest extent permitted by law except that no indemnification shall be provided where there has been an adjudication of willful malfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct"), or, with respect to any proceeding disposed of without an adjudication, unless there has been a determination that the indemnitee did not engage in disabling conduct by the court or other body before which the proceeding was brought, by a majority of disinterested Trustees or by written legal opinion of independent legal counsel. Jennison

Fund's Declaration provides that it shall indemnify current and former Trustees and officers against all liability and against all expenses reasonably incurred or paid by the Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise.

In the case of the SP Mutual Funds, Jennison Fund and SP Style Specific Funds, the 1940 Act prohibits indemnification in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Liability of Shareholders. Under Maryland law, SP Mutual Funds' shareholders generally have no personal liability for the debts or obligations of SP Mutual Funds as a result of their status as shareholders. SP Style Specific Fund's Declaration provides that if any shareholder or former shareholder is exposed to liability relating to his or her status as a shareholder, and not because of the actions or omissions of such person or entity, such person or entity shall be entitled to be held harmless from and indemnified out of the assets of the particular series of SP Style Specific Funds of which such person or entity is or was a shareholder and in relation to which such liability arose against all loss and expense arising from such liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Jennison Fund's Declaration, therefore, contains provisions which are intended to mitigate such liability and provides that no shareholder shall be subject to any personal liability whatsoever to any person in connection with the Trust property, or the acts, obligations or affairs of the trust. The Declaration further provides for indemnification from the trust properties for all losses and expenses of any shareholder held personally liable for the obligations of the Jennison Fund. The Trustees intend to conduct the operations of Jennison Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the trust.

Termination and Dissolution.  Dissolution of SP Mutual Funds requires the approval of the holders of a majority of the outstanding shares of all classes and series. However, under Maryland law, SP Mutual Funds may transfer all or any part of the assets of a series or class without shareholder approval, and can redeem outstanding shares at net asset value under certain circumstances. SP Style Specific Funds may be dissolved at any time by the Board by written notice to the shareholders, and any series or class thereof may be terminated at any time by the Board by written notice to the stockholders of such series or class. Jennison Fund's Declaration provides that the Trust may be terminated by (i) the affirmative vote of the holders of not less than two-thirds of the shares of each series of the Trust, (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than two-thirds of such shares, or (iii) by the Trustees by written notice to the shareholders. In addition, any series of Jennison Fund may be terminated by vote or written consent of not less than two-thirds of the shares of such series.

Derivative Actions. SP Style Specific Fund's Declaration imposes certain conditions on the ability of shareholders to bring a derivative action on behalf of SP Style, including a requirement that shareholders who collectively hold at least 10% of the outstanding shares of SP Style Specific Funds (or the series or class to which such action relates) join in a pre-suit demand upon the Board to bring such an action unless an effort to cause the Board to bring the action is not likely to succeed.

Management of the Funds

American Skandia Investment Services, Inc. (ASISI), One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC (PI), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (the Investment Managers) pursuant to a investment management agreement with the SP Mutual Funds on behalf of the Core Fund (the SP Management Agreement). PI serves as manager pursuant to a investment management agreement with SP Style Specific Funds on behalf of the Large Cap Fund (the Style Management Agreement), and the Jennison Fund (the Value Management Agreement and together with the SP and Style Management Agreements, the Management Agreements).

Under the SP Management Agreement, PI (as co-manager) will provide supervision and oversight of ASISI's investment management responsibilities with respect to the SP Mutual Funds, including Core Fund. Pursuant to this Agreement, the Investment Managers jointly administer the Core Fund's business affairs and supervise the Fund's investments. Subject to approval by the Board of Directors, the Investment Managers may select and employ one or more subadvisers for the Core Fund, who will have primary responsibility for determining what investments the Core Fund will purchase, retain and sell. Also subject to the approval of the Board of Directors, the Investment Managers may reallocate the Fund's assets among subadvisers, including (to the extent legally permissible) affiliated subadvisers, consistent with the Fund's investment objectives.

Under both the Style and Value Management Agreements, PI manages the Funds' investment operations and administers their business affairs. Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective subadvisers for these Funds. In evaluating a prospective subadviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI is also responsible for monitoring the performance of and supervising the Funds' subadviser. As of December 31, 2005, PI served as the Investment Manager to all of the Prudential Financial, Inc. U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $94.9 billion.

The Companies have obtained an exemption from the SEC (the Order) that permits ASISI or PI to change subadvisers for each of the Companies, including the Funds, and to enter into new subadvisory agreements without obtaining shareholder approval of such changes. Any such subadviser change would be subject to approval by the Boards of Directors or Trustees of the relevant companies. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Companies) is intended to facilitate the efficient supervision and management of the subadvisers by ASISI and PI and the Directors/Trustees of the Companies.

With respect to the Funds, ASISI and PI, as applicable, currently engage the following subadvisers to manage the investments of the Funds in accordance with that Fund's investment objective, policies and limitations and any investment guidelines established by ASISI and PI, as applicable. Each subadviser is responsible, subject to the supervision and control of ASISI and PI, as applicable, for the purchase, retention and sale of securities in a Fund's investment portfolio under its management.

J.P. Morgan Investment Management Inc. (J.P. Morgan), Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) and NFJ Investment Group L.P (NFJ) are the subadvisers for the Large Cap Fund.

J.P. Morgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of July 31, 2005, J.P. Morgan and its affiliated companies had approximately $782.6 billion in assets under management worldwide. The address of J.P. Morgan is 522 Fifth Avenue, New York, NY 10036. Raffaele Zingone has managed the assets of its portion of the Large Cap Fund since 2002. Mr. Zingone, a Vice President of J.P. Morgan, is a portfolio manager in the U.S. Equity Group. He joined J.P. Morgan in 1991.

Hotchkis and Wiley is a registered investment adviser, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of Hotchkis and Wiley, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. As of July 31, 2005, Hotchkis and Wiley had approximately $27.4 billion in assets under management. Hotchkis and Wiley's address is 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439. Hotchkis and Wiley also manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Large Cap Fund, and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of the sub-advisor's investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the investment team. The culmination of this process is the formation of a "target portfolio" for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings. For the portion of the Large Cap Fund managed by Hotchkis and Wiley, Hotchkis and Wiley has identified the five portfolio managers with the most significant responsibility for the Fund's assets.

Sheldon Lieberman has managed the portion of the Portfolio assigned to Hotchkis and Wiley since August 2000, and the others have managed the portion of the Fund assigned to Hotchkis and Wiley since September 2005. This list does not include all members of the investment team.

Sheldon Lieberman – Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Portfolio. Mr. Lieberman, currently Principal and Portfolio Manager of Hotchkis and Wiley, joined Hotchkis and Wiley in 1994 as Portfolio Manager and Analyst.

George Davis – Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Portfolio. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of Hotchkis and Wiley, joined Hotchkis and Wiley in 1988 as Portfolio Manager and Analyst.

Joe Huber – Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Portfolio's cash flows, which includes directing the Portfolio's purchases and sales to ensure that the Portfolio's holdings remain reflective of the "target portfolio." Mr. Huber, currently Principal, Portfolio Manager and Director of Research of Hotchkis and Wiley joined Hotchkis and Wiley in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

Patricia McKenna – Ms. McKenna participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. She has authority to direct trading activity on the Portfolio. Ms. McKenna, currently Principal and Portfolio Manager of Hotchkis and Wiley, joined Hotchkis and Wiley in 1995 as Portfolio Manager and Analyst.

Stan Majcher – Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Portfolio's cash flows, which includes directing the Portfolio's purchases and sales to ensure that the Portfolio's holdings remain reflective of the "target portfolio." Mr. Majcher, currently Principal and Portfolio Manager of Hotchkis and Wiley, joined Hotchkis and Wiley in 1996 as Analyst and became Portfolio Manager in 1999.

NFJ Investment Group L.P. (NFJ), formed in 1989, is a wholly owned subsidiary of Allianz Global Investors of America L.P. (Allianz). As of July 31, 2005, the firm had over $15 billion of worldwide assets under management and advice. NFJ, a disciplined, value-oriented equity manager, is located at 2100 Ross Avenue, Dallas, Texas 75201.

Ben Fischer, CFA, has over 38 years of experience in portfolio management, investment analysis and research. Prior to founding NFJ in 1989, he was chief investment officer (institutional and fixed income), senior vice president and senior portfolio manager at NationsBank which he joined in 1971. Mr. Fischer received his BA degree in Economics and a JD degree from Oklahoma University, and an MBA from New York University's Stern School of Business.

Chris Najork, CFA, is Managing Director and Portfolio Manger of NFJ Investment Group. A founder of NFJ, he has over 35 years experience in equity research and portfolio management in the value sector. Prior to the formation of NFJ, he was a senior vice president, senior portfolio manager and analyst at NationsBank, which he joined in 1974. Mr. Najork received his BA and MBA from Southern Methodist University.

Paul Magnuson is the Senior Research Analyst and a Portfolio Manager at NFJ. He has over 20 years of investment experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an assistant vice president at NationsBank, which he joined in 1985. Mr. Magnuson received his BBA from the University of Nebraska.

Alliance Capital Management L.P. ("AllianceBernstein"), 1345 Avenue of the Americas, New York, NY 10105, serves as Sub-advisor for the Core Fund. AllianceBernstein is a leading global investment adviser supervising client accounts with assets as of December 31, 2005 totaling more than $579 billion.

Marilyn G. Fedak – Marilyn G. Fedak, Head of Bernstein Value Equity Business & Co-Chief Investment Officer-US Value Equities. Ms. Fedak has been CIO-US value equities and chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the Bernstein value equities business. Also in 2003, she appointed John Mahedy, the director of research for US value equities, as co-CIO for US value equities. She serves on Alliance Capital's Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000. Previously, she had been a senior portfolio manager since joining the firm in 1984. Early in her career at Bernstein, she played a key role in developing its US Diversified Value service. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983. She earned a BA from Smith College and an MBA from Harvard University. CFA Charterholder Location: New York

Jennison Associates LLC (Jennison) is Jennison Fund's subadviser. Jennison's address is 466 Lexington Avenue, New York, NY 10017. PI has responsibility for all investment advisory services, supervises Jennison and pays Jennison for its services. As of October 31, 2005, Jennison managed in excess of $69 billion in assets. Jennison has served as an investment adviser since 1969 and has advised investment companies since 1990. David A. Keifer and Avi Z. Berg are the portfolio managers of the Fund and have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management cash flows.

David A. Kiefer, CFA, is a Managing Director of Jennison, which he joined in September 2000. He was appointed Jennison's Head of Large Cap Value Equity in January 2004, having managed diversified large capitalization portfolios since 1998 and large cap blend equity assets since 1999. He managed the Prudential Utility Fund, now known as the Jennison Utility Fund, from 1994 to June 2005. He joined Prudential's management training program in 1986. From 1988 to 1990, Mr. Kiefer worked at Prudential Power Funding Associates, making loans to the utility and power industry. He then left to attend business school, rejoining Prudential in equity asset management in 1992. Mr. Kiefer earned a B.S. from Princeton University and a M.B.A. from Harvard Business School. He has managed the Fund since January 2004.

Avi Z. Berg is a Managing Director of Jennison, which he joined in January 2001. Prior to that, he was with Goldman Sachs Asset Management from 1997 to 2000 as an Equity Research Associate for their small and mid cap value funds. From 1995 to 1997, Mr. Berg worked in equity research at Schroder Wertheim & Co. and Fir Tree Partners. From 1991 to 1995, he was a consultant with Price Waterhouse LLP. Mr. Berg received his A.B. in Economics magna cum laude from Harvard University in 1991 and his M.B.A. in Finance and Accounting with honors and distinctions from Columbia Business School in 1997. He has managed the Fund since January 2004.

The portfolio managers for the Jennison Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Subsequent to the consummation of the Reorganizations, Jennison will continue to serve as the subadviser for the Jennison Fund, although the portfolio managers for the Jennison Fund could change at any time prior to and after the consummation of the Reorganizations. If the Investment Manager determines that such portfolio manager change is not in the best interests of the Fund and its shareholders, then pursuant to the Order the subadviser may be replaced without prior shareholder approval, subject to Board approval. If such change occurs prior to the shareholder meetings, you will be notified and you may change your vote for the proposal as described herein under "Voting Information – Revocation of Proxies."

For additional information about the portfolio managers, please see "Additional Information About the Portfolio Managers and Portfolio Holdings."

Investment Management Fees

Pursuant to the SP Management Agreement, ASISI receives a monthly investment management fee for the performance of its services for the Core Fund. PI does not receive a fee for its management of the Core Fund. Pursuant to the Jennison and Style Management Agreements, PI receives a monthly investment management fee for the performance of its services. The investment management fee is accrued daily for the purposes of determining the sale and redemption price of each Fund's shares. ASISI, as co-manager of the Core Fund, and PI, as manager of the Large Cap and Jennison Funds, pays each subadviser of the applicable Fund a portion of its fee for the performance of the subadvisory services at no additional cost to the Funds.

The Funds pay their Investment Manager(s) an Investment Management fee stated as a percentage of the Fund's average daily net assets, as follows. As a result, if the Plan is approved, the shareholders of the Large Cap and Core Funds will pay investment management fees at a lower rate.

Fund	Annual Rate
Large Cap Fund	0.70%

Core Fund	0.85%

Jennison Fund	0.60% to $500 million; 0.50% between $500 million and $1billion; 0.475% between $1 billion and $1.5 billion; and 0.45% exceeding $1.5 billion in assets

For the fiscal years ended October 31, 2005, the Core Fund paid $276,179 to ASISI and Jennison Fund paid $5,072,463 to PI in investment management fees. During the period ended April 30, 2006, Core Fund paid $198,116 to ASISI and Jennison Fund paid $2,822,566 to PI in investment management fees. For the fiscal year ended July 31, 2006, Large Cap Fund paid $539,346 in investment management fees to PI.

ASISI and PI, as applicable, pay the respective subadviser a portion of the investment management fee that they receive from the Funds. ASISI and PI, as applicable, pay such subadvisory fees without any additional expense to the respective Fund as follows:

Fund/Subadviser	Annual Rate
Large Cap Fund/Hotchkis & Wiley	0.30%

Large Cap Fund/J.P. Morgan	0.30% up to $300 million; 0.25% on all assets over $300 million

Large Cap Fund/NFJ	0.40% first $50 million 0.38% next $50 million 0.34% next $50 million 0.30% next $200 million 0.28% over $350 million (1)

Core Fund/Alliance	0.25% not in excess of $500 million; plus 0.20% of the portion over $ 500 million

Jennison Fund/Jennison	0.30% on the first $500 million; 0.238% between $500 million and $1 billion; 0.214% between $1 billion and $1.5 billion; 0.191% on assets exceeding $1.5 billion

(1)   For purposes of the subadvisory fee calculation, all large capitalization value assets managed by NFJ will be aggregated with the assets of SP Style Specific-SP Small Cap Value Fund and the assets of The Target Portfolio Trust – Small Cap Value Portfolio that are managed by NFJ.

Distribution Plan

American Skandia Marketing, Incorporated and Prudential Investment Management Services LLC (PIMS) (collectively, the Distributor) jointly serve as the principal underwriter and distributor for the Core Fund. PIMS also serves as the principal underwriter and distributor for the Large Cap Fund and the Jennison Fund. The Companies each adopted a Distribution and Service Plan (commonly known as a 12b-1 Plan) for each class of shares (other than Class Z shares of the Core Fund and the Jennison Fund) to compensate the Funds' respective distributor for its services and expenses in distributing shares and servicing shareholder accounts. Under the 12b-1 Plan for each share class, each Fund is authorized to pay its distributor at the following annual rates for assets attributable to the indicated share class:

Share Class	Rate
Class A (1)	0.30% of the Fund's average daily net assets attributable to Class A shares

Class B	1.00% of the Fund's average daily net assets attributable to Class B shares

Class C	1.00% of the Fund's average daily net assets attributable to Class C shares

Class L (2)	0.50% of the Fund's average daily net assets attributable to Class L shares

Class M (2)	1.00% of the Fund's average daily net assets attributable to Class M shares

Class X (2)	1.00% of the Fund's average daily net assets attributable to Class X shares

Class Z (3)	None

Class R (4)	0.75% of the Fund's average daily net assets attributable to Class R shares

(1)  The Funds' Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of each Fund's average daily net assets of the Class A shares, and for Class R shares of Jennison Fund to 0.50% of the average daily net assets of Class R shares, through February 28, 2007 (for Core Fund), November 30, 2007 (for Large Cap Fund) and October 1, 2007 (for Jennison Fund).

(2)  Currently, only Core Fund offers Class L, Class M, Class X and New Class X shares. Pending approval of the Core Fund Reorganization by shareholders of Core Fund, the Jennison Fund will offer Class L, Class M, Class X and New Class X shares to accommodate the Core Fund Class L, Class M, Class X and New Class X shareholders.

(3)  Only the Jennison Fund has Class Z shares. Class Z shares are not subject to any distribution or service fees.

(4)  Only the Jennison Fund offers Class R shares.

Because these fees are paid out of each Fund's assets on an ongoing basis, these fees may, over time, increase the cost of an investment in that Fund and may be more costly than other types of sales charges.

Each Fund's distributor may use distribution and service fees received under the 12b-1 Plan to compensate qualified brokers for services provided in connection with the sale of shares and the maintenance of shareholder accounts. In addition, distribution and service fees received under the Class X Plans by the distributor are used for such distributor's purchases of bonus shares, which are additional shares granted to investors in Class X shares by the distributor.

Valuation

In connection with each Reorganization, each whole and fractional share of each class of an Acquired Fund will be exchanged for whole or fractional shares of equal dollar value of the corresponding class of Jennison Fund. The share value of a mutual fund – known as the net asset value per share or NAV – is determined by a simple calculation: it is the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of fund XYZ owned by shareholders, the price of one share of the fund – or the NAV – is $10 ($1,000 divided by 100).

Each Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. A Fund also may use fair value pricing if it determines that the market quotation is not reliably based, among other things, on events or market conditions that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. A Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Managers (or subadvisers) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Fund uses to determine its NAV may differ from the security's quoted or published price. If a Fund needs to implement fair value pricing after the NAV publishing deadline, but before shares of a Fund are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Fund's NAV, the Fund's futures contracts will be valued at the last sale or bid price prior to the close of trading on the New York Stock Exchange (NYSE) that day. Except when a Fund fair values securities, each foreign security held by a Fund is normally valued as of the close of the security's primary market. Fair value pricing procedures are designed to result in prices for a Fund's securities and its net asset value that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.

Each Fund's NAV is determined once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. On days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, that Fund will not price, and you will not be able to purchase, redeem or exchange that Fund's shares even though the value of these securities may have changed. Conversely, each Fund will ordinarily price its shares, and you may purchase, redeem or exchange shares on days that the NYSE is open but foreign securities markets are closed. On days there are no orders to purchase, sell or exchange a Fund's shares, or when changes in the value of a Fund's portfolio do not materially affect its NAV, that Fund's NAVs may not be determined.

Most national newspapers report the NAVs of larger mutual funds, allowing investors to check the prices of those funds daily.

Although the legal rights of each class of shares of each Fund are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. NAV is calculated separately for each class of each Fund. The NAVs of Class B, Class C, Class L, Class M, Class R and Class X, as applicable, of each Fund shares will generally be lower than the NAV of Class A and Class Z shares of each Fund as a result of the larger distribution-related fee to which Class B and Class C, Class L, Class M, Class R and Class X shares, as applicable, are subject. It is expected, however, that the NAV of each Fund's share classes will tend to converge immediately after the recording of dividends, if any, that will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

Frequent Purchases and Redemptions of Fund Shares

Each Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of a Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, a Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so a Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, if a Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit Fund share prices that may be based on closing prices of foreign securities established some time before each Fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.

The Boards of the Funds have adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, each Fund's transfer agent monitors trading activity on a daily basis. Each Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into such Fund and then sell those shares within a specified period of time (a round-trip transaction) as established by such Fund's CCO. The CCO is authorized to set and modify the parameters at any time as required to prevent the adverse impact of frequent trading on Fund shareholders. The CCO has defined frequent trading as one or more round-trip transactions in shares of a Fund within a 30-day period. A second round-trip within 60 days will begin a warning period that will remain in effect for 90 days. If additional purchase activity is initiated during the warning period, the purchase activity will be cancelled. In addition, if two round-trips have already been completed within the past 90 days, a trading suspension will be placed on the account that remains in effect for 90 days. Exceptions to the trading policy will not normally be granted.

Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into that Fund by a shareholder who has violated this policy. Moreover, each Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in a Fund. The transfer agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into a Fund is rejected or cancelled for violations of the trading policy, the shareholder will receive a return of the purchase amount.

If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements (Intermediaries), Intermediaries maintain the individual beneficial owner records and submit to each Fund only aggregate orders combining the transactions of many beneficial owners. Each Fund itself generally cannot monitor trading by particular beneficial owners. Each Fund communicates to Intermediaries in writing that it expects the Intermediaries to handle orders on transfers by beneficial owners consistently with each Fund's policies as set forth in each Fund's prospectus and SAI on transfers by beneficial owners. Omnibus accounts and Intermediaries are treated uniformly with respect to these policies. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in each Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted.

The transfer agent also reviews the aggregate net flows in excess of $1 million. In those cases, the trade detail is reviewed to determine if any of the activity relates to previously identified policy offenders. In cases of omnibus orders, the Intermediary may be contacted by the transfer agent to obtain additional information. The transfer agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to previously identified policy offenders. In that case, the shareholder will receive a return of the purchase amount. Where appropriate, the transfer agent may request that the Intermediary block a financial adviser or client from accessing each Fund. If necessary, each Fund may be removed from a particular Intermediary's platform.

Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of each Fund to prevent such trading, there is no guarantee that each Fund, the transfer agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. None of the Funds has any arrangements intended to permit trading of its shares in contravention of the policies described above.

Purchases, Redemptions, Exchanges and Distributions

The purchase policies for each Fund are identical. The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment. Class B shares are sold at NAV per share without an initial sales charge. However, if Class B shares are redeemed within seven years of their purchase, a contingent deferred sales charge (CDSC) will be deducted from the redemption proceeds. Class C shares are sold at NAV per share without an initial sales charge. In addition, if Class C shares are redeemed within 12 calendar months of their purchase, a CDSC of 1.00% will be deducted from the redemption proceeds. Class L shares are subject to up to a 5.75% initial sales charge on purchases under $1 million. Class M, Class X and New Class X shares are sold subject to a CDSC of 6.0%, decreasing annually. Class L, Class M, Class X and New Class X shares are generally no longer offered for direct purchase.

Class L shares of the Core Fund as well as the Class L share that will be offered by the Jennison Fund are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class L shares are sold at an offering price that normally equals NAV plus an initial sales charge that varies depending on the amount of the investment. In certain instances described below, however, purchases are either not subject to an initial sales charge (and the offering price will be at NAV) or will be eligible for reduced sales charges. The Fund receives an amount equal to the NAV to invest for the account of the purchaser. A portion of the sales charge is retained by the distributor and a portion is allocated to the purchaser's dealer. The distributor may allocate the entire amount of the initial sales charge to dealers for all sales occurring during a particular period. The front-end sales charge rates are as follows:

Amount of Purchase	Front-end Sales Charge (as % of offering price)	Front-end Sales Charge (as % of amt. invested)
Less than $50,000	5.75%	6.10%
$50,000 up to $100,000	5.00%	5.26%
$100,000 up to $250,000	4.00%	4.17%
$250,000 up to $500,000	3.00%	3.09%
$500,000 up to $1 million	2.25%	2.30%
$1,000,000 up to $4,999,999	None	1.00%*
$5,000,000 up to $9,999,999	None	0.50%*
$10,000,000 up to $9,999,999,999	None	0.25%*

*  For investments of $1 million to $4,999,999, the dealer reallowance is 1.00%. For investments of $5 million to $9,999,999, the dealer reallowance is 0.50%. For investments of $10 million and above, the dealer reallowance is 0.25%.

There is no initial sales charge on purchases of Class L shares of the applicable Funds in the following cases:

•  Purchases aggregating $1 million or more;

•  Purchases by an employer-sponsored retirement plan under Section 403(b) of the Code that features an employer contribution or "match"; or

•  Purchases by an employer-sponsored retirement plan under Section 401(a) of the Code (including a 401(k) plan) with at least 25 eligible employees or that uses the services of a third party administrator that has established an electronic link with the Company.

However, if such Class L shares are redeemed within 12 months of their purchase, a CDSC (Class L CDSC) will be deducted from the redemption proceeds. During the past 12 months Class L shares were not available to new investors. The Class L CDSC will not apply to redemptions of shares acquired by the reinvestment of dividends or capital gains distributions or redemptions for the purpose of making distributions or loans to Section 401(a) or 403(b)(7) plan participants, and will be waived under certain circumstances described in a Fund's SAI. The Class L CDSC will be equal to 1.0% of the shares' NAV at the time of purchase. Any increase in the share price is not subject to the Class L CDSC. The Class L CDSC is paid to the distributor with respect to expenses incurred in providing distribution-related services to the Fund. To determine whether the Class L CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends and capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). For purposes of determining how long a purchaser has held shares, all purchases during the month are considered to have been made on the first business day of the month in which the purchase was actually made. The holding period for purposes of determining the applicable Class L CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

Class M shares of the Core Fund as well as the Class M shares to be offered by the Jennison Fund are sold at NAV per share without an initial sales charge. However, if Class M shares are redeemed within 7 years of their purchase, a CDSC (Class M CDSC) will be deducted from the redemption proceeds. The Class M CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The charge will be assessed on the shares' NAV at the time of purchase. Any increase in the share price is not subject to the Class M CDSC. The Class M CDSC is paid to the distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of its Class M shares. The distributor has assigned its right to receive any Class M CDSC, as well as any distribution and service fees to certain unrelated parties that provides funding for the up-front sales concession payments.

To determine whether the Class M CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends and capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). The amount of the Class M CDSC will depend on the number of years since investment and the amount being redeemed, according to the following schedule:

Redemption During	Class M CDSC (as % of amount subject to charge)
1st year after purchase	6.0%
2nd year after purchase	5.0%
3rd year after purchase	4.0%
4th year after purchase	3.0%
5th year after purchase	2.0%
6th year after purchase	2.0%
7th year after purchase	1.0%
8th year after purchase	None

For purposes of determining the Class M CDSC, all purchases during the month are considered to have been made on the first business day of the month in which the purchase was actually made. The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

The Class M CDSC will be waived in the following cases if shares are redeemed and the Fund's transfer agent is notified: (1) redemptions under a Systematic Withdrawal Plan; (2) redemptions to pay premiums for optional insurance; (3) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (4) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class M shares of the Fund (any portion greater than mandated minimum distribution would be subject to the Class M CDSC); (5) the portion of any substantially equal periodic payments (as described in Section 72(t) of the Code) equal to the percentage of your plan assets held in Class M shares of the Fund; and (6) the return of excess contributions from an IRA or SIMPLE IRA.

Approximately eight years after the purchase of Class M shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class M shareholders of the higher asset-based distribution charge that applies to Class M shares under the Class M 12b-1 Fee described above. The conversion is based on the relative NAV of the classes, and no sales charge is imposed. At the time of conversion, a portion of the Class M shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of converting Class M non-Dividend Shares to total Class M non-Dividend Shares.

Class X shares of the Core Fund as well as the Class X shares to be offered by the Jennison Fund are sold without an initial sales charge, however, if Class X shares are redeemed within 8 years of their purchase (7 years in the case of Class X shares purchased prior to August 19, 1998), a CDSC (Class X CDSC) will be deducted from the redemption proceeds. The Class X CDSC will not apply to redemptions of bonus shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSC will be assessed on the NAV of the shares at the time of purchase.

For purchases made prior to January 1, 2002, the Class X CDSC will be assessed on the lesser of (i) the original purchase price or (ii) the redemption proceeds. For purchases made after January 1, 2002, the Class X CDSC is calculated using the original purchase price. Any increase in the share price is not subject to the Class X CDSC. The Class X CDSC is paid to the distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. The distributor has assigned its right to receive any Class X CDSC, as well as any distribution and service fees to a third party that provides funding for the up-front sales concession payments.

To determine whether the Class X CDSC applies to a redemption, a Fund first redeems shares not subject to a Class X CDSC (shares acquired by reinvestment of dividends and capital gains distributions, bonus shares, and shares held for over 8 years) and then redeems other shares in the order they were purchased (such that shares held the longest are redeemed first).

The amount of the Class X CDSC will depend on the number of years since investment and the amount being redeemed, according to the following schedule:

Redemption During	Class X CDSC (as % of amount subject to charge)
1st year after purchase	6.0%
2nd year after purchase	5.0%
3rd year after purchase	4.0%
4th year after purchase	4.0%
5th year after purchase	3.0%
6th year after purchase	2.0%
7th year after purchase	2.0%
8th year after purchase	1.0%
9th or 10th year after purchase	None

For purposes of determining the Class X CDSC, all purchases are considered to have been made on the first business day of the month in which the purchase was actually made. In the case of Class X shares purchased prior to August 19, 1998, the CDSC imposed will be 6% during the first year after purchase, 5% during the second year, 4% during the third year, 3% during the fourth year, 2% during the fifth and sixth years, 1% during the seventh year, and none thereafter.

The Class X CDSC will be waived in the following cases if shares are redeemed and the transfer agent is notified: (1) redemptions to pay premiums for optional insurance coverage; (2) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (3) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of plan assets held in Class X shares of the Fund; (4) the portion of any substantially equal periodic payments (as described in Section 72(t) of the Code) equal to the percentage of plan assets held in Class X shares of the Fund; and (5) the return of excess contributions from an IRA or SIMPLE IRA.

Ten years after the purchase of Class X shares of a Fund (eight years in the case of Class X shares purchased prior to August 19, 1998), those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class X shareholders of the higher asset-based distribution charge that applies to Class X shares under the Class X Distribution and Service Plan described above. The conversion is based on the relative NAV of the two classes, and no sales charge is imposed. At the time of conversion, a portion of the Class X shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of converting Class X non-Dividend Shares to total Class X non-Dividend Shares.

The redemption policies for each Fund are identical. Your shares will be sold at the next NAV per share determined after your order to sell is received and you will receive that amount, less any applicable CDSC imposed and less such redemption fee or deferred sales charges as may be set by the relevant Fund's Board from time to time. Refer to each Fund's prospectus for more information regarding how to sell shares.

Shares of each Fund may be exchanged for shares of the same class of other funds in the mutual fund complex, including those of the Companies, at NAV per share at the time of exchange without a sales charge. If you exchange such shares for the same class of shares of another Fund, any applicable CDSC and the date for automatic conversion of Class M, Class B and Class X shares to Class A shares will be calculated based on the date on which you acquired the original shares. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice. Investors will not receive bonus shares on Class X shares obtained through an exchange. Exchanges of shares involve redemption of the shares of the Fund you own and a purchase of shares of another Fund. Shares are normally redeemed and purchased in the exchange transaction on the business day on which the transfer agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

Frequent trading of Fund shares in response to short-term fluctuations in the market – also known as "market timing" – may make it very difficult to manage a Fund's investments. When market timing occurs, the Funds may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash a Fund will have to invest. When, in the opinion of PI (and, with respect to the Large Cap Fund, ASISI), such activity would have a disruptive effect on portfolio management, the Funds reserve the right to refuse purchase orders and exchanges into the Funds by any person, group or commonly controlled account. The decision may be based on dollar amount, volume, or frequency of trading. A Fund will notify a market timer of a rejection of an exchange or purchase order. There can be no assurance that a Fund's procedures will be effective in limiting the practice of market timing in all cases.

Each Fund will distribute substantially all of its income and capital gains to shareholders each year. Each Fund will declare dividends, if any, annually.

SP Mutual Funds Share Class Designations

Please note that in 2004 SP Mutual Funds renamed Class A and Class B shares, and created two new classes designated Class A and Class B. This means that if, prior to April 12, 2004, you purchased shares of any series of SP Mutual Funds designated as "Class A" or "Class B" at the time of purchase, SP Mutual Funds now refers to your shares as "Class L" and "Class M", respectively. Please be sure to consult information about the appropriate share class when reviewing these materials.

In addition, pursuant to its charter, SP Mutual Funds may issue both "Class X" shares and "New Class X" shares of Core Fund . The rights and terms of Class X and New Class X shares are almost identical, so for ease of reference, SP Mutual Funds sometimes provides combined expenses, capitalization, financial and other information for "New Class X" and "Class X" and refers to all such shares as "Class X." The principal difference between outstanding shares of the two classes is that Class X shares issued prior to August 17, 1998 are subject to automatic conversion to Class A shares approximately 8 years after purchase, while New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion to Class A shares approximately 10 years after purchase. You should be aware that if you hold shares referred to as "Class X," your conversion rights are determined by the date you purchased your shares. If the Plan is approved by the shareholders of Core Fund, Jennison Fund will issue Class X and New Class X shares with equivalent conversion rights to the Class X and New Class X shareholders of Core Fund, which are sometimes collectively referred as "Class X shares" of Jennison Fund in this Prospectus/Proxy Statement.

FEES AND EXPENSES

The following tables describes the fees and expenses that shareholders may pay if they hold shares of the Funds, as of the period ended April 30, 2006, as well as the unaudited pro forma fees and expenses of the Jennison Fund as of April 30, 2006 that will continue in effect after consummation of one or more of the Reorganizations. The holding period for shares held by investors in the Acquired Funds will be counted in computing the holding period of shares subsequently held in Jennison Fund for purposes of determining any applicable CDSCs. As of April 30, 2006 only the Core Fund offered Class L, M and X shares. The fees and expenses below of the Class L, M and X shares for the Jennison Fund and the pro forma Jennison Fund after the Core Fund Reorganization and after all Reorganizations, are based on estimated expenses of the Jennison Fund and the distribution and service fee applicable to such share class during the current fiscal year.

"Certain Expenses" as used herein means taxes, interest, distribution (12b-1) fees and certain extraordinary expenses*.

Shareholder Fees and Operating Expenses

Core Fund Reorganization

Class A Shares

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Maximum sales charge (load) on purchases	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[7]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	0.85%	0.54%	0.54%
+ Distribution (12b-1) Fees	0.30%	0.30%	0.30%
+ Other Expenses[9]	0.73%	0.21%	0.22%
= Total annual fund operating expenses	1.88%	1.05%	1.06%
– Fee waiver and/or expense reimbursement	(0.43)%[4]	(0.05)%[4]	(0.06)%[4]
= Net annual fund operating expenses (including Certain Expenses)	1.45%	1.00%	1.00%

Class B Shares

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Maximum sales charge (load) on purchases	None	None	None
Maximum contingent deferred sales charge (load)[7]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	0.85%	0.54%	0.54%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.73%	0.21%	0.22%
= Total annual fund operating expenses	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	(0.38)%[4]	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	2.20%	1.75%	1.75%

Class C Shares

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Maximum sales charge (load) on purchases	None	None	None
Maximum contingent deferred sales charge (load)[7]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	0.85%	0.54%	0.54%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.73%	0.21%	0.22%
= Total annual fund operating expenses	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	(0.38)%[4]	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	2.20%	1.75%	1.75%

Class L Shares

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Emerging After Core Fund Reorganization
Maximum sales charge (load) on purchases	5.75%	5.75%	5.75%
Maximum contingent deferred sales
charge (load)[7]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	0.85%	0.54%	0.54%
+ Distribution (12b-1) Fees	0.50%	0.50%	0.50%
+ Other Expenses[9]	0.73%	0.21%	0.22%
= Total annual fund operating expenses	2.08%	1.25%	1.26%
– Fee waiver and/or expense reimbursement	(0.38)%[4]	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	1.70%	1.25%	1.25%

Class M Shares

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Maximum sales charge (load) on purchases	None	None	None
Maximum contingent deferred sales charge (load)[7]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	0.85%	0.54%	0.54%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.73%	0.21%	0.22%
= Total annual fund operating expenses	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	(0.38)%[4]	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	2.20%	1.75%	1.75%

Class X Shares

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Maximum sales charge (load) on purchases	None	None	None
Maximum contingent deferred sales charge (load)[7]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	0.85%	0.54%	0.54%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.73%	0.21%	0.22%
= Total annual fund operating expenses	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	(0.38)%[4]	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	2.20%	1.75%	1.75%

Class Z Shares

The Core Fund does not offer Class Z shares.

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Maximum sales charge (load) on purchases	N/A	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	N/A	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	None	None
+ Other Expenses[9]	N/A	0.21%	0.22%
= Total annual fund operating expenses	N/A	0.75%	0.76%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	N/A	0.75%	0.75%

Class R Shares

The Core Fund does not offer Class R shares.

Shareholder Fees (fees paid directly from your investment)1

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Maximum sales charge (load) on purchases	N/A	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Core Fund Reorganization
Management Fees[8]	N/A	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	0.75%	0.75%
+ Other Expenses[9]	N/A	0.21%	0.22%
= Total annual fund operating expenses	N/A	1.50%	1.51%
– Fee waiver and/or expense reimbursement	N/A	(0.25)%[5]	(0.26)%[4,5]
= Net annual fund operating expenses (including Certain Expenses)	N/A	1.25%	1.25%

Expense Examples

These examples are intended to help you compare the cost of investing in the Core Fund and the Jennison Fund before the Reorganization with the cost of investing in the Jennison Fund after consummation of one or both Reorganizations. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect during the one year period. The information in the ten years column reflects automatic conversions for Class B, Class M and Class X shares.6

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$689	$1,059	$1,452	$2,550
Jennison Fund	646	851	1,072	1,707
Jennison Fund (Pro forma after the Core Fund Reorganization)	647	852	1,073	1,708
Jennison Fund (Pro forma after All Reorganizations)	646	853	1,076	1,717
Class B Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$723	$1,066	$1,436	$2,617
Jennison Fund	678	851	1,049	1,771
Jennison Fund (Pro forma after the Core Fund Reorganization)	678	853	1,053	1,782
Jennison Fund (Pro forma after All Reorganizations)	678	853	1,053	1,782

Class C Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$323	$766	$1,336	$2,887
Jennison Fund	278	551	949	2,062
Jennison Fund (Pro forma after the Core Fund Reorganization)	278	553	953	2,072
Jennison Fund (Pro forma after All Reorganizations)	278	553	953	2,072
Class L Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$738	$1,155	$1,596	$2,818
Jennison Fund	695	949	1,222	1,999
Jennison Fund (Pro forma after the Core Fund Reorganization)	695	951	1,226	2,009
Jennison Fund (Pro forma after All Reorganizations)	695	951	1,226	2,009
Class M Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$823	$1,166	$1,536	$2,703
Jennison Fund	778	951	1,149	2,083
Jennison Fund (Pro forma after the Core Fund Reorganization)	778	953	1,153	1,874
Jennison Fund (Pro forma after All Reorganizations)	778	953	1,153	1,874
Class R Shares

The Core Fund does not offer Class R shares.

	One Year	Three Years	Five Years	Ten Years
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$127	$397	$686	$1,511
Jennison Fund (Pro forma projected after the Core Fund Reorganization)	127	399	691	1,522
Jennison Fund (Pro forma projected after All Reorganization)	127	399	691	1,522
Class X Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$823	$1,166	$1,636	$2,887
Jennison Fund	778	951	1,249	2,062
Jennison Fund (Pro forma after the Core Fund Reorganization)	778	953	1,253	2,072
Jennison Fund (Pro forma after All Reorganizations)	778	953	1,253	2,072

Class Z Shares

The Core Fund does not offer Class Z shares.

	One Year	Three Years	Five Years	Ten Years
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$77	$240	$417	$930
Jennison Fund (Pro forma after the Core Fund Reorganization)	77	242	421	941
Jennison Fund (Pro forma after All Reorganizations)	76	239	416	929

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$689	$1,059	$1,452	$2,550
Jennison Fund	646	851	1,072	1,707
Jennison Fund (Pro forma after the Core Fund Reorganization)	647	852	1,076	1,717
Jennison Fund (Pro forma after All Reorganizations)	646	853	1,076	1,717
Class B Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$223	$766	$1,336	$2,617
Jennison Fund	178	551	949	1,771
Jennison Fund (Pro forma after the Core Fund Reorganization)	178	553	953	1,782
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	1,782
Class C Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$223	$766	$1,336	$2,887
Jennison Fund	178	551	949	2,062
Jennison Fund (Pro forma after the Core Fund Reorganization)	178	553	953	2,072
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	2,072
Class L Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$738	$1,155	$1,596	$2,818
Jennison Fund
Jennison Fund 695 949 1,222 1,999 (Pro forma after the Core Fund Reorganization)	695	951	1,226	2,009
Jennison Fund (Pro forma after All Reorganizations)	695	951	1,226	2,009

Class M Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$223	$766	$1,336	$2,703
Jennison Fund	178	551	949	2,083
Jennison Fund (Pro forma after the Core Fund Reorganization)	178	553	953	1,874
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	1,874
Class R Shares

The Core Fund does not offer Class R shares.

	One Year	Three Years	Five Years	Ten Years
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$127	$397	$686	$1,511
Jennison Fund (Pro forma after the Core Fund Reorganization)	127	399	691	1,522
Jennison Fund (Pro forma after All Reorganization)	127	399	691	1,522
Class X Shares
	One Year	Three Years	Five Years	Ten Years
Core Fund	$223	$766	$1,336	$2,887
Jennison Fund	178	551	949	2,062
Jennison Fund (Pro forma after the Core Fund Reorganization)	178	553	953	2,072
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	2,072
Class Z Shares

The Core Fund does not offer Class Z shares.

	One Year	Three Years	Five Years	Ten Years
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$77	$240	$417	$930
Jennison Fund (Pro forma after the Core Fund Reorganization)	77	242	421	941
Jennison Fund (Pro forma after All Reorganizations)	76	239	416	929

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Shareholder Fees and Operating Expenses

Large Cap Fund Reorganization

Class A Shares

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Maximum sales charge (load) on purchases	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[7]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Management Fees[8]	0.70%	0.54%	0.54%
+ Distribution (12b-1) Fees	0.30%	0.30%	0.30%
+ Other Expenses[9]	0.53%	0.21%	0.22%
= Total annual fund operating expenses	1.53%	1.05%	1.06%
– Fee waiver and/or expense reimbursement	(0.05)%[5]	(0.05)%[5]	(0.06)%[4,5]
= Net annual fund operating expenses (including Certain Expenses)	1.48%	1.00%	1.00%

Class B Shares

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[7]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Management Fees[8]	0.70%	0.54%	0.54%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.53%	0.21%	0.22%
= Total annual fund operating expenses	2.23%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	2.23%	1.75%	1.75%

Class C Shares

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Maximum sales charge (load) on purchases	None	None	None
Maximum contingent deferred sales charge (load)[7]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Management Fees[8]	0.70%	0.54%	0.54%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.53%	0.21%	0.22%
= Total annual fund operating expenses	2.23%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	2.23%	1.75%	1.75%

Class Z Shares

The Large Cap Fund does not offer Class Z shares.

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Maximum sales charge (load) on purchases	N/A	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Management Fees[8]	N/A	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	None	None
+ Other Expenses[9]	N/A	0.21%	0.22%
= Total annual fund operating expenses	N/A	0.75%	0.76%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.01)%[4]
= Net annual fund operating expenses (including Certain Expenses)	N/A	0.75%	0.75%

Class R Shares

The Large Cap Fund does not offer Class R shares.

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Maximum sales charge (load) on purchases	N/A	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund Reorganization
Management Fees[8]	N/A	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	0.75%	0.75%
+ Other Expenses[9]	N/A	0.21%	0.22%
= Total annual fund operating expenses	N/A	1.50%	1.51%
– Fee waiver and/or expense reimbursement	N/A	(0.25)%[4,5]	(0.26)%[4,5]
= Net annual fund operating expenses (including Certain Expenses)	N/A	1.25%	1.25%

Expense Examples

These examples are intended to help you compare the cost of investing in the Large Cap Fund and the Jennison Fund before the Reorganization with the cost of investing in the Jennison Fund after consummation of one or all Reorganizations. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect during the one year period. The information in the ten years column reflects automatic conversions for Class B, Class M and Class X shares.6

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$692	$992	$1,313	$2,221
Jennison Fund	646	851	1,072	1,707
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	647	854	1,077	1,718
Jennison Fund (Pro forma after All Reorganizations)	646	853	1,076	1,717
Class B Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$726	$997	$1,295	$2,287
Jennison Fund	678	851	1,049	1,771
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	679	854	1,054	1,782
Jennison Fund (Pro forma after All Reorganizations)	678	853	1,053	1,782

Class C Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$326	$697	$1,195	$2,565
Jennison Fund	278	551	949	2,062
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	279	554	954	2,073
Jennison Fund (Pro forma after All Reorganizations)	278	553	953	2,072
Class R Shares

The Large Cap Fund does not offer Class R shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Jennison Fund	$127	$397	$686	$1,511
Jennison Fund (Pro forma projected after the Large Cap Fund Reorganization)	128	400	692	1,523
Jennison Fund (Pro forma projected after All Reorganization)	127	399	691	1,522
Class Z Shares

The Large Cap Fund does not offer Class Z shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Jennison Fund	$77	$240	$417	$930
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	78	243	422	942
Jennison Fund (Pro forma after All Reorganizations)	76	239	416	929

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$692	$992	$1,313	$2,221
Jennison Fund	646	851	1,072	1,707
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	647	854	1,077	1,718
Jennison Fund (Pro forma after All Reorganizations)	646	853	1,076	1,717
Class B Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$226	$697	$1,195	$2,287
Jennison Fund	178	551	949	1,771
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	179	554	954	1,782
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	1,782

Class C Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$226	$697	$1,195	$2,565
Jennison Fund	178	551	949	2,062
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	179	554	954	2,073
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	2,072
Class R Shares

The Large Cap Fund does not offer Class R shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Jennison Fund	$127	$397	$686	$1,511
Jennison Fund (Pro forma projected after the Large Cap Fund Reorganization)	128	400	692	1,523
Jennison Fund (Pro forma projected after All Reorganization)	127	399	691	1,522
Class Z Shares

The Large Cap Fund does not offer Class Z shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Jennison Fund	$77	$240	$417	$930
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	78	243	422	942
Jennison Fund (Pro forma after All Reorganizations)	76	239	416	929

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Shareholder Fees and Operating Expenses

Large Cap Fund and Core Fund Reorganizations

Class A Shares

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases	5.50%	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[7]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None	None[3]	None	None
Exchange Fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Management Fees[8]	0.70%	0.85%	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
+ Other Expenses[9]	0.53%	0.73%	0.21%	0.22%
= Total annual fund operating expenses	1.53%	1.88%	1.05%	1.06%
– Fee waiver and/or expense reimbursement	(0.05)%[5]	(0.43)%[4,5]	(0.05)%[5]	(0.06)%[4,5]
= Net annual fund operating expenses (including Certain Expenses)	1.48%	1.45%	1.00%	1.00%

Class B

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases	None	None	None	None
Maximum contingent deferred sales charge (load)[7]	5.00%[6]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None	None[3]	None	None
Exchange Fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Management Fees[8]	0.70%	0.85%	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.53%	0.73%	0.21%	0.22%
= Total annual fund operating expenses	2.23%	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	N/A	(0.38)%[4]	N/A	(0.01)%[5]
= Net annual fund operating expenses (including Certain Expenses)	2.23%	2.20%	1.75%	1.75%

Class C

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases	None	None	None	None
Maximum contingent deferred sales charge (load)[7]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None	None[3]	None	None
Exchange Fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Management Fees[8]	0.70%	0.85%	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses[9]	0.53%	0.73%	0.21%	0.22%
= Total annual fund operating expenses	2.23%	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	N/A	(0.38)%[4]	N/A	(0.01)%[5]
= Net annual fund operating expenses (including Certain Expenses)	2.23%	2.20%	1.75%	1.75%

Class L

The Large Cap Fund does not offer Class L shares.

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases	N/A	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load)[7]	N/A	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	N/A	None[3]	None	None
Exchange Fee	N/A	None	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Management Fees[8]	N/A	0.85%	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	0.50%	0.50%	0.50%
+ Other Expenses[9]	N/A	0.73%	0.21%	0.22%
= Total annual fund operating expenses	N/A	2.08%	1.25%	1.26%
– Fee waiver and/or expense reimbursement	N/A	(0.38)%[4]	N/A	(0.01)%[5]
= Net annual fund operating expenses (including Certain Expenses)	N/A	1.70%	1.25%	1.25%

Class M

The Large Cap Fund does not offer Class M shares.

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases	N/A	None	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	N/A	None[3]	None	None
Exchange Fee	N/A	None	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Management Fees[8]	N/A	0.85%	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	1.00%	1.00%	1.00%
+ Other Expenses[9]	N/A	0.73%	0.21%	0.22%
= Total annual fund operating expenses	N/A	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	N/A	(0.38)%[4]	N/A	(0.01)%[5]
= Net annual fund operating expenses (including Certain Expenses)	N/A	2.20%	1.75%	1.75%

Class X

The Large Cap Fund does not offer Class X shares.

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases	N/A	None	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	N/A	None[3]	None	None
Exchange Fee	N/A	None	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Management Fees[8]	N/A	0.85%	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	1.00%	1.00%	1.00%
+ Other Expenses[9]	N/A	0.73%	0.21%	0.22%
= Total annual fund operating expenses	N/A	2.58%	1.75%	1.76%
– Fee waiver and/or expense reimbursement	N/A	(0.38)%[4]	N/A	(0.01)%[5]
= Net annual fund operating expenses (including Certain Expenses)	N/A	2.20%	1.75%	1.75%

Class Z Shares

The Large Cap Fund and the Core Fund do not offer Class Z shares.

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	N/A	None	None
Redemption Fee	N/A	N/A	None	None
Exchange Fee	N/A	N/A	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund and Core Fund Reorganizations
Management Fees[8]	N/A	N/A	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	N/A	None	None
+ Other Expenses[9]	N/A	N/A	0.21%	0.22%
= Total annual fund operating expenses	N/A	N/A	0.75%	0.76%
– Fee waiver and/or expense reimbursement	N/A	N/A	N/A	(0.01)%[5]
= Net annual fund operating expenses (including Certain Expenses)	N/A	N/A	0.75%	0.75%

Class R Shares

The Large Cap Fund and the Core Fund do not offer Class R shares.

Shareholder Fees (fees paid directly from your investment)1

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After All Reorganizations
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	None	None
Maximum contingent deferred sales charge (load)[7]	N/A	N/A	None	None
Redemption Fee	N/A	N/A	None	None
Exchange Fee	N/A	N/A	None	None
Small balance account fee beginning on or about November 17, 2006	N/A	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund After Large Cap Fund and Core Fund Reorganizations
Management Fees[8]	N/A	N/A	0.54%	0.54%
+ Distribution and Service (12b-1) Fees	N/A	N/A	0.75%	0.75%
+ Other Expenses[9]	N/A	N/A	0.21%	0.22%
= Total annual fund operating expenses	N/A	N/A	1.50%	1.51%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.25)%[4,5]	(0.26)%[4,5]
= Net annual fund operating expenses (including Certain Expenses)	N/A	N/A	1.25%	1.25%

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund before the Reorganizations with the cost of investing in the Jennison Fund after consummation of one or more of the Reorganizations. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect during the one year period. The information in the ten years column reflects automatic conversions of Class B, Class M and Class X shares.6

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$692	$992	$1,313	$2,221
Core Fund	689	1,059	1,452	2,550
Jennison Fund	646	851	1,072	1,707
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	647	854	1,077	1,718
Jennison Fund (Pro forma after the Core Fund Reorganization)	647	852	1,073	1,708
Jennison Fund (Pro forma after All Reorganizations)	646	853	1,076	1,717
Class B Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$726	$997	$1,295	$2,287
Core Fund	723	1,066	1,436	2,617
Jennison Fund	678	851	1,049	1,771
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	679	854	1,054	1,782
Jennison Fund (Pro forma after the Core Fund Reorganization)	678	853	1,053	1,782
Jennison Fund (Pro forma after All Reorganizations)	678	853	1,053	1,782
Class C Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$326	$697	$1,195	$2,565
Core Fund	323	766	1,336	2,887
Jennison Fund	278	551	949	2,062
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	279	554	954	2,073
Jennison Fund (Pro forma after the Core Fund Reorganization)	278	553	953	2,072
Jennison Fund (Pro forma after All Reorganizations)	278	553	953	2,072

Class L Shares

The Large Cap Fund does not offer Class L shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	$738	$1,155	$1,596	$2,818
Jennison Fund	695	949	1,222	1,999
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	N/A	N/A	N/A	N/A
Jennison Fund (Pro forma after the Core Fund Reorganization)	$695	$951	$1,226	$2,009
Jennison Fund (Pro forma after All Reorganizations)	695	951	1,226	2,009
Class M Shares

The Large Cap Fund does not offer Class M shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	$823	$1,166	$1,536	$2,703
Jennison Fund	778	951	1,149	2,083
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	N/A	N/A	N/A	N/A
Jennison Fund (Pro forma after the Core Fund Reorganization)	$778	$953	$1,153	$1,874
Jennison Fund (Pro forma after All Reorganizations)	778	953	1,153	1,874
Class R Shares

The Large Cap Fund and the Core Fund do not offer Class R shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$127	$397	$686	$1,511
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	128	400	692	1,523
Jennison Fund (Pro forma after the Core Fund Reorganization)	127	399	691	1,522
Jennison Fund (Pro forma after All Reorganization)	127	399	691	1,522
Class X Shares

The Large Cap Fund does not offer Class X shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	$823	$1,166	$1,636	$2,887
Jennison Fund	778	951	1,249	2,062
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	N/A	N/A	N/A	N/A
Jennison Fund (Pro forma after the Core Fund Reorganization)	$778	$953	$1,253	$2,072
Jennison Fund (Pro forma after All Reorganizations)	778	953	1,253	2,072

Class Z Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$77	$240	$417	$930
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	78	243	422	942
Jennison Fund (Pro forma after the Core Fund Reorganization)	77	242	421	941
Jennison Fund (Pro forma after All Reorganizations)	76	239	416	929

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$692	$992	$1,313	$2,221
Core Fund	689	1,059	1,452	2,550
Jennison Fund	646	851	1,072	1,707
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	647	854	1,077	1,718
Jennison Fund (Pro forma after the Core Fund Reorganization)	647	852	1,076	1,717
Jennison Fund (Pro forma after All Reorganizations)	646	853	1,076	1,717
Class B Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$226	$697	$1,195	$2,287
Core Fund	223	766	1,336	2,617
Jennison Fund	178	551	949	1,771
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	179	554	954	1,782
Jennison Fund (Pro forma after the Core Fund Reorganization)	178	553	953	1,782
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	1,782
Class C Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	$226	$697	$1,195	$2,565
Core Fund	223	766	1,336	2,887
Jennison Fund	178	551	949	2,062
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	179	554	954	2,073
Jennison Fund (Pro forma after the Core Fund Reorganization)	178	553	953	2,072
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	2,072

Class L Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	$738	$1,155	$1,596	$2,818
Jennison Fund	695	949	1,222	1,999
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	N/A	N/A	N/A	N/A
Jennison Fund (Pro forma after the Core Fund Reorganization)	$695	$951	$1,226	$2,009
Jennison Fund (Pro forma after All Reorganizations)	695	951	1,226	2,009
Class M Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	$223	$766	$1,336	$2,703
Jennison Fund	178	551	949	2,083
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	N/A	N/A	N/A	N/A
Jennison Fund (Pro forma after the Core Fund Reorganization)	$178	$553	$953	$1,874
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	1,874
Class R Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$127	$397	$686	$1,511
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	128	400	692	1,523
Jennison Fund (Pro forma after the Core Fund Reorganization)	127	399	691	1,522
Jennison Fund (Pro forma after All Reorganization)	127	399	691	1,522
Class X Shares
	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	$223	$766	$1,336	$2,887
Jennison Fund	178	551	949	2,062
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	N/A	N/A	N/A	N/A
Jennison Fund (Pro forma after the Core Fund Reorganization)	$178	$553	$953	$2,072
Jennison Fund (Pro forma after All Reorganizations)	178	553	953	2,072

Class Z Shares

The Large Cap Fund does not offer Class Z shares.

	One Year	Three Years	Five Years	Ten Years
Large Cap Fund	N/A	N/A	N/A	N/A
Core Fund	N/A	N/A	N/A	N/A
Jennison Fund	$77	$240	$417	$930
Jennison Fund (Pro forma after the Large Cap Fund Reorganization)	78	243	422	942
Jennison Fund (Pro forma after the Core Fund Reorganization)	77	242	421	941
Jennison Fund (Pro forma after All Reorganizations)	76	239	416	929

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Notes to Shareholder Fees and Operating Expense Tables:

*  The extraordinary expenses included in the net annual operating expenses do not include the Reorganization expenses to be paid by the Large Cap Fund or the Core Fund, as applicable.

1  Your broker may charge you a separate or additional fee for purchases and sales of shares.

2  Investors who purchase $1 million or more of Class A shares or Class L shares, to the extent Class L is open to new purchases, and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a CDSC of 1% (the CDSC is waived for purchases by certain retirement or benefit plans affiliated with Prudential). During the past 12 months Class L shares were not available to new investors.

3  A $10 fee may be imposed for wire transfers of redemption proceeds.

4  ASISI has contractually agreed to reimburse and/or waive fees so that Core Fund's operating expenses, exclusive of Certain Expenses, do not exceed 1.20% of Core Fund's average daily net asset for the twelve month period ending February 28, 2007. PI has voluntarily agreed to limit net annual operating expenses of the Large Cap Fund, exclusive of Certain Expenses, to 1.35% of the Large Cap Fund's daily net expenses. The limitation may be discontinued at any time. Due to the Reorganizations, PI could benefit from the elimination of fee waivers and/or expense reimbursements on the Acquired Funds.

In order to minimize the effects of any fee increases for the Jennison Fund, PI has contractually agreed to waive up to 0.01% of the Jennison Fund's management fee on an annualized basis for the 12 months after the completion of each Reorganization, if the Jennison Fund's net operating expenses (exclusive of Certain Expenses) exceed 0.75% as a result of one or both of the Reorganizations.

5  The Funds' Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25 of 1% of the average daily net assets of the Class A shares through February 28, 2007 (for Core Fund), November 30, 2007 (for Large Cap Fund) and October 1, 2007 (for Jennison Fund). The Distributor of the Jennison Fund has contractually agreed to reduce its 12b-1 fees for Class R shares to 0.50 of 1% of the average daily net assets of the Class R shares through October 1, 2007.

6  The CDSC for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. Class M shares convert to Class A shares approximately 8 years after purchase. The CDSC for Class X shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eight year after purchase. The CDSC for New Class X shares decreases by 1% annually to 4% in the third and fourth years, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class X shares and New Class X shares convert to Class A shares approximately 8 years and 10 years, respectively, after purchase. No CDSC is charged after these periods.

7  The CDSC for Class A, B, C shares of Core Fund and the Jennison Fund is calculated as a percentage of the lower of the original purchase price or sale proceeds. The CDSC for the Class L, M, X and New Class X shares of Jennison Fund and all of the share classes of Large Cap Fund is calculated as a percentage of the original purchase price.

8  The management fee rate shown for the Jennison Fund is based on the Fund's daily average net assets as of April 30, 2006. The Fund's management fee schedule includes fee breakpoints which reduce the Fund's effective management fee as Fund assets increase. Changes in Fund assets may result in increases or decreases in the Fund's effective management fee. The Jennison Fund's management fee schedule is: 0.60 of 1% to $500 million; 0.50 of 1% between $500 million and $1 billion; 0.475 of 1% between $1 billion and $1.5 billion; 0.45 of 1% over $1.5 billion.

9  Other Expenses have been restated to reflect current contractual rates for custody and accounting services.

Performance of the Funds

A number of factors – including risk – can affect how each Fund performs. The following bar charts show the performance of the Class L shares of Large Cap Fund, the Class Z shares of the Core Fund and the Class B shares of the Jennison Fund for each full calendar year of the respective Fund's operation. The first table below each bar chart shows each Fund's best and worst performance during the periods included in the bar chart. The second table shows the average annual total returns before taxes for each class of each Fund, as well as the average annual total returns after taxes on distributions and redemptions for respective share class of each Fund.

This information may help provide an indication of each Fund's risks by showing changes in performance from year to year and by comparing each Fund's performance with that of a broad-based securities index. The average annual figures reflect sales charges, the other figures do not, and would be lower if they did. Past performance, before and after taxes, does not mean that a fund will achieve similar results in the future.

Core Fund

Annual Total Returns* (Class L Shares)

BEST QUARTER: 16.34% (2nd quarter 2003) WORST QUARTER: –19.17% (3rd quarter 2002)

*  These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. For the period from January 1, 2006 to April 30, 2006, the annual total return on the Class A shares was 8.73%.

Average Annual Total Returns For periods ended December 31, 2005

	One Year	Since Inception*
Class L
Return Before Taxes	–1.05%	6.14%
Return After Taxes on Distributions	–1.99%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	0.59%	5.15%
Class A
Return Before Taxes	–0.58%	4.88%
Class B
Return Before Taxes	–0.46%	5.37%
Class M
Return Before Taxes	–1.44%	6.61%
Class C
Return Before Taxes	3.47%	6.92%
Class X
Return Before Taxes	–1.45%	6.45%
Index
S&P 500 Index	4.91%	1.83%
Lipper Multi-Cap Value Funds Avg.	6.37%	5.72%
Russell 1000 Value Index	7.05%	6.00%

*  Inception date: March 1, 2001. Prior to April 12, 2004, Class L and Class M shares were known as Class A and Class B shares, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class L shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

Large Cap Fund

Annual Total Returns (Class A shares)*

BEST QUARTER: 20.10% (2nd quarter 2003) WORST QUARTER: –18.44% (3rd quarter 2002)

*  These annual total returns do not include sales charges. If sales charges were included, the annual total returns would be lower than those shown. The total return of the Large Cap Fund's Class A shares from January 1, 2006 to June 30, 2006 was 4.76%.

Average Annual Returns (as of 12/31/05)

	One Year	Five Years	Since Inception*
Return Before Taxes
Class A shares	0.22%	6.73%	6.53%
Class B shares	0.42%	6.97%	6.69%
Class C shares	4.23%	7.12%	6.68%
Class A Shares
Return Before Taxes	0.22%	6.73%	6.53%
Return After Taxes on Distributions	–1.25%	6.16%	5.93%
Return After Taxes on Distributions and Sales of Fund Shares	2.13%	5.69%	5.46%
Index (reflects no deduction for fees, expenses or taxes)
S&P 500 Index
Russell 1000 Value Index
Lipper Average

*  Inception date: November 3, 1999.

Notes to Average Annual Returns Table of the Large Cap Fund:

•  The Fund's returns are after deduction of sales charges and expenses. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such expense reimbursements, the returns would have been lower, as indicated in parenthesis.

•  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Large Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Large Cap Fund will achieve similar results in the future.

•  The S&P 500 – an unmanaged index of 500 stocks of large U.S. companies – gives a broad look at how stock prices have performed. Source: Lipper Inc.

•  The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Source: Lipper Inc.

•  The Lipper Average is based on the average return of all mutual funds in the Lipper Multi-Cap Value Funds category. Source: Lipper Inc.

Jennison Fund

Annual Total Returns* (Class B Shares)

BEST QUARTER: 16.77% (2nd quarter of 2003) WORST QUARTER: –20.59% (3rd quarter of 2002)

*  These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of the Class B shares from January 1, 2006 to April 30, 2006 was 8.84%.

Average Annual Total Returns % (as of 12-31-05)

	One Year	Five Years	Ten Years/Since Inception
Return Before Taxes
Class A shares	9.80%	4.25%	9.83%
Class C shares	14.29%	4.65%	9.62%
Class R shares	N/A	N/A	N/A
Class Z shares	16.46%	5.69%	10.34% (since 3-1-96)
Class B Shares %
Return Before Taxes	10.23%	4.47%	9.62%
Return After Taxes on Distributions	9.46%	3.95%	8.11%
Return After Taxes on Distributions
and Sale of Fund Shares	7.68%	3.69%	7.75%
Index (reflects no deduction for fees expenses or taxes)
S&P 500 Index	8.72%	–1.73%	9.34% N/A
Russell 1000 Value Index	11.86%	4.71%	11.34% N/A
Lipper Average	11.02%	4.83%	9.80% N/A

Notes to Average Annual Returns Table of the Jennison Fund:

•  The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns for Class A shares would have been lower.

•  After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

•  The S&P 500 Index – an unmanaged index of 500 stocks of large U.S. companies – gives a broad look at how stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of sales charges, operating expenses and taxes. Source: Lipper, Inc.

•  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. These returns do not include the effect of any sales charges, operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of sales charges, operating expenses of a mutual fund or taxes. Source: Lipper Inc.

•  The Lipper Average is based on the average return of all mutual funds in the Lipper Multicap Value Fund category and does not include the effect of any sales charges or taxes. These returns would be lower if they included the effect of sales charges and taxes. Source: Lipper Inc.

Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A and Class L shares are subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M and Class X shares are subject to a maximum CDSC of 5%, 1% 6.0% and 6%, respectively. Class Z and Class R shares are not subject to a sales charge.

Investors cannot invest directly in an index. The returns for the indexes referenced in the above tables would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper averages referenced in the above tables reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

REASONS FOR THE REORGANIZATIONS

The Boards of SP Mutual Funds, SP Style Specific Funds and the Jennison Fund, including all of the Directors/Trustees who are not "interested persons", as defined in the 1940 Act, of the Funds (the "Independent Directors and Trustees"), have unanimously determined that each respective Reorganization or both of the the Reorganizations would be in the best interests of the shareholders of Large Cap Fund, Core Fund and Jennison Fund, respectively, and that the interests of the shareholders of each Fund would not be diluted as a result of the consummation of one or more of the Reorganizations.

At a meeting held on July 19, 2006, the Investment Managers advised the Boards of the Companies that, as of May 31, 2006, Large Cap Fund had net assets of approximately $78 million and Core Fund had net assets of approximately $45 million, while the Jennison Fund had assets of approximately $1,090 million at that date. Accordingly, by merging the Funds, shareholders would enjoy a greater asset base over which fund expenses will be spread.

The Investment Managers advised the Boards that, based on average annualized assets as of April 30, 2006, the Large Cap Fund and Core Fund each had higher total cost structures, including higher gross and net expense ratios, than the Jennison Fund. The Boards considered the Investment Managers' advice that if the Reorganizations are approved, shareholders of each Acquired Fund, regardless of the class of shares they own, should realize an immediate reduction in both the net and gross annual operating expenses (i.e., before and after any waivers or reimbursements) fee rate paid on their investment, although there can be no assurance that operational savings will be realized.

The Investment Managers further advised the Boards that that shareholders of each of the Acquired Funds also could benefit from the significantly lower contractual management fee paid by shareholders of Jennison Fund (excluding the effect of any voluntary or contractual expense cap currently on management fees of each Acquired Fund). The Board also considered the benefits resulting from the Reorganizations to the Investment Managers since they would no longer be waiving certain expenses.

The Boards noted that the estimated costs associated with the Reorganizations will be paid by PI and/or an affiliate and each Acquired Fund, as applicable See discussion below under "Expenses Resulting from the Reorganizations."

The Investment Manager for the Jennison Fund also explained that shareholders of the Jennison Fund may experience slightly higher net expenses as a result of one or both of the Reorganizations. In order to minimize the impact to shareholders of the Jennison Fund, the Investment Manager has contractually agreed to waive up to .01% of the Jennison Fund's management fees on an annualized basis for a twelve-month period beginning from the completion of each Reorganization if the Jennison Fund's net operating expenses (exclusive of Certain Expenses) exceed 0.75% as a result of such Reorganization. The Board also noted that the Jennison Fund is not paying any of the costs of the Reorganizations.

In recommending approval of the Reorganizations, the Investment Managers explained to the Boards that the Funds have similar investment objectives (although shareholders of the Large Cap Fund should note that the Jennison Fund's investment objective does not include seeking dividend income), investment policies and investment portfolios. Moreover, the Investment Managers reported that the Funds have similar investment styles. In recommending approval of each Reorganization, the Investment Managers advised the Boards that performance of the Jennison Fund was stronger than that of the Large Cap Fund over the past three months, and the one and three year time periods, and stronger than that of the Core Fund over the past three months, and the one and three year time periods.

The Investment Managers noted that, since the shares of the Jennison Fund will be issued at net asset value in exchange for the net assets of the each of the Large Cap and Core Fund having a value equal to the aggregate net asset value of the shares of each of the Large Cap Fund and Core Fund when the Reorganizations occur, the net asset value per share of each of the Large Cap Fund and Core Fund should remain virtually unchanged solely as a result of the Reorganizations. Thus, neither Reorganization nor both Reorganizations should result in dilution of the net asset value of the Large Cap Fund, Core Fund or the Jennsion Fund immediately following consummation of the Reorganizations. However, as a result of a Reorganization, a shareholder of the Large Cap Fund or Core Fund may hold a smaller percentage of ownership in the Jennsion Fund than he or she did in their Fund prior to such Reorganization. The aggregate net asset value of the Jennison Fund shares will equal the aggregate net asset value of your shares of the Large Cap Fund or Core Fund.

The Investment Managers further noted that the respective assets and liabilities of each of the Large Cap Fund and Core Fund and the Jennison Fund will be valued at the closing of each Reorganization. The assets in each Fund will be valued according to the procedures set forth above under "Valuation." Purchase orders for the Large Cap Fund or Core Fund's shares which have not been confirmed as of the closing of the respective Reorganization will be treated as assets of the Jennison Fund for purposes of such Reorganization; redemption requests with respect to the Large Cap Fund's or Core Fund's shares which have not settled as of the closing of such Reorganization will be treated as liabilities of the Jennison Fund for purposes of the Reorganizations.

The Boards, including a majority of Independent Directors and Trustees, after considering the matter, unanimously concluded that no dilution of value would result to the shareholders of each of the Large Cap Fund, Core Fund, or Jennison Fund from consummation of one or more of the Reorganizations and that, for the following reasons, consummation of one or more of the Reorganizations is in the best interests of the shareholders of each Fund:

•  The Funds have similar investment objectives (however, shareholders of the Large Cap Fund should note that the Jennison Fund's investment objective does not include seeking dividend income);

•  The Funds have similar investment policies and restrictions;

•  The Funds have similar investment portfolios;

•  Shareholders of Large Cap Fund and Core Fund are each expected to realize a reduction in net and gross operating expenses as result of one or both Reorganizations;

•  The Jennison Fund generally has outperformed the Large Cap Fund and the Core Fund;

•  Each Acquired Fund is each significantly smaller than the Jennison Fund;

•  The Large Cap Fund and the Core Fund are not expected in the future to achieve satisfactory asset growth, whereas Jennison Fund is expected to achieve satisfactory asset growth; and

•  Shareholders of each of the Large Cap Fund and Core Fund could benefit from long-term economies of scale that may result from consummation of the Plan.

The Boards also considered that, in the opinion of counsel, the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders of each of the Large Cap Fund and Core Fund.

Consequently, the Boards of each of the Large Cap Fund, the Core Fund and the Jennison Fund approved the applicable Plan and recommended that the shareholders of each Acquired Fund vote to approve the Plan.

For the reasons discussed above, the Board of Directors of the SP Mutual Funds and the Board of Trustees of SP Style Specific Funds unanimously recommend that you vote FOR the Plan of that Fund.

If shareholders of an Acquired Fund do not approve a Plan, the Board will consider other possible courses of action for the Acquired Fund, including, among others, consolidation of the Acquired Funds with one or more affiliated or unaffiliated funds other than the Jennison Fund, adding one or more new subadvisers or replacing the current subadviser with one or more subadvisers. In the event that the shareholders of an Acquired Fund do not approve a Plan, the Investment Managers of that Fund may consider recommending to the Board and shareholders the liquidation of that Acquired Fund in light of its past and anticipated future inability to attract sufficient assets to support long-term viability. A liquidation of an Acquired Fund would result in taxable gains or losses for most shareholders of that Acquired Fund.

INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Plans. You should read the form of Plan of Reorganization attached as Exhibit A.

Closing

If the Acquired Funds' shareholders approve the Plans, the reorganization will take place after various conditions are satisfied by SP Style Specific Fund, on behalf of the Large Cap Fund and SP Mutual Funds, on behalf of the Core Fund, and Jennison Fund, as applicable, including the preparation of certain documents. The Companies will mutually determine a specific date for the actual reorganizations to take place. This is called the "Closing Date." If shareholders of an Acquired Fund do not approve a Plan, the Reorganization with respect to that Acquired Fund will not take place and the Board of such Company will consider alternative courses of actions, as described above. Consummation of each Fund's Plan is not contingent on approval by the stockholders of the other Fund's Plan.

If the Acquired Funds' shareholders approve the Plans, SP Style Specific Fund, on behalf of the Large Cap Fund and SP Mutual Funds, on behalf of Core Fund, will deliver to the Jennison Fund all of such Funds' assets and Jennison Fund will assume all of the liabilities of each Fund on the closing date. Jennison Fund will issue shares of Jennison Fund of a value equal to the dollar value of the net assets delivered to the Jennison Fund. The Funds will then distribute to their shareholders of record as of the close of business on the closing date, the Jennison Fund shares in equivalent value and of equivalent class as such shareholder holds in the Fund. The Large Cap Fund and Core Fund will subsequently dissolve and terminate and Jennison Fund will be the surviving fund. The stock transfer books of the applicable Funds will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the applicable Funds may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing date.

To the extent permitted by law, SP Mutual Funds and SP Style Specific Funds may amend a Plan without shareholder approval. The Companies may also agree to terminate and abandon one or more of the Plans at any time before or, to the extent permitted by law, after the approval by shareholders of one or more of the Funds.

Expenses Resulting from the Reorganizations

The expenses resulting from each Reorganization, including proxy solicitation costs (collectively, Reorganization costs) will be paid by the Large Cap Fund or the Core Fund, as applicable, and PI and/or an affiliate. The portfolio securities of the Acquired Funds will be transferred in-kind to the Jennison Fund. Accordingly, consummation of each Plan will entail little or no expenses in connection with portfolio restructuring. The maximum Reorganization cost attributable to the Large Cap Fund and the Core Fund for each Fund's Reorganization is $141,000 and $84,000, respectively. PI and/or an affiliate will pay the additional costs.

Tax Consequences of the Reorganizations

The consummation of each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code. It is a condition to each Fund's obligation to complete the relevant Reorganization that such Fund will have received an opinion from Shearman & Sterling LLP, based upon representations made by the Funds participating in the relevant Reorganization, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by the Jennison Fund of the assets of the Acquired Fund in exchange solely for voting shares of the Jennison Fund and the assumption by the Jennison Fund of the liabilities, if any, of such Acquired Fund, followed by the distribution of the Jennison Fund shares received by such Acquired Fund pro rata to its shareholders, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Jennison Fund and such Acquired Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

2.  The shareholders of such Acquired Fund will not recognize a gain or loss upon the exchange of all of their shares of that Acquired Fund solely for shares of the Jennison Fund, as described in this Prospectus/Proxy Statement and each corresponding Plan;

3.  No gain or loss will be recognized by such Acquired Fund upon the transfer of its assets to the Jennison Fund in exchange solely for voting shares of the Jennison Fund and the assumption by the Jennison Fund of the liabilities, if any, of that Acquired Fund. In addition, no gain or loss will be recognized by such Acquired Fund on the distribution of such shares to the shareholders of that Acquired Fund (in liquidation of that Acquired Fund);

4.  No gain or loss will be recognized by the Jennison Fund upon the acquisition of the assets of such Acquired Fund in exchange solely for voting shares of the Jennison Fund and the assumption of the liabilities, if any, of such Acquired Fund;

5.  The Jennison Fund's tax basis for the assets acquired from such Acquired Fund will be the same as the tax basis of the assets when held by that Acquired Fund immediately before the transfer, and the holding period of such assets acquired by the Jennison Fund will include the holding period of such assets when held by that Acquired Fund;

6.  Such Acquired Fund shareholders' tax basis for the shares of the Jennison Fund received by them pursuant to the reorganization will be the same as their tax basis in such Acquired Fund shares exchanged therefor; and

7.  The holding period of the Jennison Fund shares received by the shareholders of such Acquired Fund will include the holding period of their Acquired Fund shares exchanged therefor, provided such Acquired Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel is not binding on the Internal Revenue Service (the IRS), or the courts. If one or more of the Reorganizations are consummated but fail to qualify as a "reorganization" within the meaning of Section 368(a) of the Code, such Reorganization would be treated as a taxable sale of assets by the Acquired Fund to the Jennison Fund followed by a taxable liquidation of the Acquired Fund, and the shareholders of the Acquired

Fund would recognize taxable gains or losses equal to the difference between their adjusted tax basis in the shares of the Acquired Fund and the fair market value of the shares of the Jennison Fund received in exchange therefor. As of their most recent year-ends, the Large Cap Fund, Core Fund and Jennison Fund do not have any capital loss carryforwards.

Shareholders of a Fund should consult their tax advisers regarding the tax consequences to them of a Reorganization in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of a Reorganization, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of a Reorganization.

Characteristics of Jennison Fund Shares

Jennison Fund was formed on September 18, 1986 as a Massachusetts business trust. It is registered with the SEC as an open-end management investment company. Jennison Fund is authorized to issue an unlimited number of shares of beneficial interests, par value $0.01 per share, divided into five classes, currently designated Class A, Class B, Class C, Class R and Class Z shares. If the Core Fund Plan is approved, Jennison Fund will be divided into up to nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X, New Class X and Class Z. The Class L, Class M, Class X and New Class X share classes of the Jennison Fund would be issued in order to accommodate shareholders of Class L, Class M, Class X and New Class X, respectively, of the Core Fund who will become shareholders of Jennison Fund pursuant to the Core Fund Reorganization. The proposed Class L, M, X and New Class X shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex. These share classes will be closed to new or subsequent purchases, except for purchases through reinvestment of any dividends and distributions.

Each class of shares represents an interest in the same assets of Jennison Fund and is identical in all respects except that:

•  each class is subject to different sales charges and distribution or service fees (12b-1 fees) (except for Class Z shares, which are not subject to any sales charges and distribution or service fees), which may affect net asset value, dividends and liquidation rights;

•  each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of that class differ from the interests of any other class;

•  each class has a different exchange privilege;

•  Class Z shares are only available to a limited class of shareholders; and

•  Class B, Class M, Class X and New Class X shares will have a conversion feature whereby Class B, Class M, Class X and New Class X shares will automatically convert to Class A shares as follows: at the end of seven years (Class B shares), eight years (Class M shares and Class X shares) and ten years (New Class X shares), respectively, after the original purchase of shares.

Shares of Jennison Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Except for the conversion feature described above, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Jennison Fund is entitled to its portion of all of that Fund's assets after all debts and expenses of the Fund have been paid. Since Class B, Class C, Class M and Class X shares generally bear higher distribution expenses than Class A, Class L and Class R shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A and Class L shareholders, whose distribution expenses are lower and to Class Z shareholders, whose shares are not subject to any distribution or service fees. The voting and dividend rights, the right of redemption and the privilege of exchange are described in Jennison Fund's prospectus.

Jennison Fund does not intend to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless less than a majority of the directors holding office have been elected by shareholders, and the 1940 Act requires a meeting of shareholders, at which time the directors then in office will call a shareholder meeting for the election of directors. Shareholders of record of two-thirds of the outstanding shares of Jennison Fund may remove a director, with or without cause, by votes cast in person or by proxy at a meeting called for that purpose. The directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director, when requested in writing to do so by the shareholders of record holding at least 10% of Jennison Fund's outstanding shares.

Shares of the Jennison Fund that will be distributed to shareholders of one or more of the Acquired Funds will have the same legal characteristics as the same class of shares of the Acquired Funds with respect to such matters as assessibility, conversion rights, and transferability.

Capitalization

The following table sets forth, as of April 30, 2006, the capitalization of shares of the Funds. The table also shows the unaudited pro forma capitalization of the Jennison Fund shares as adjusted to give effect to each proposed Reorganization and the proposed Reorganizations. The capitalization of the Jennison Fund is likely to be different when one or both of the Reorganizations are consummated.

Core Fund Reorganization

Class A

	Core Fund	Jennison Fund	Adjustments*		Jennison Fund Pro Forma after Core Fund Reorganization (unaudited)
Net assets	$4,697,870	$903,692,466	(8,395	)†	$908,381,941
Total shares outstanding	343,003	41,772,590	(119,202)		41,996,391
Net asset value per share	$13.70	$21.63	N/A		$21.63

Class B

	Core Fund	Jennison Fund	Adjustments*		Jennison Fund Pro Forma after Core Fund Reorganization (unaudited)
Net assets	$1,177,719	$115,866,361	(2,105	)†	$117,041,975
Total shares outstanding	86,258	5,410,125	(32,239)		5,464,144
Net asset value per share	$13.65	$21.42	N/A		$21.42

Class C

	Core Fund	Jennison Fund	Adjustments*		Jennison Fund Pro Forma after Core Fund Reorganization (unaudited)
Net assets	$9,323,714	$24,829,403	(16,662	)†	$34,136,455
Total shares outstanding	682,727	1,159,018	(248,073)		1,593,672
Net asset value per share	$13.66	$21.42	N/A		$21.42

Class L

	Core Fund	Jennison Fund**	Adjustments*		Jennison Fund Pro Forma after Core Fund Reorganization (unaudited)
Net assets	$6,979,382	$N/A	(12,473	)†	$6,966,909
Total shares outstanding	510,242	N/A	(188,147)		322,095
Net asset value per share	$13.68	$N/A	N/A		$21.63

Class M

	Core Fund	Jennison Fund**	Adjustments*		Jennison Fund Pro Forma after Core Fund Reorganization (unaudited)
Net assets	$20,596,405	$N/A	(36,807	)†	$20,559,598
Total shares outstanding	1,508,916	N/A	(549,084)		959,832
Net asset value per share	$13.65	$N/A	N/A		$21.42

Class R

	Core Fund	Jennison Fund	Adjustments	Jennison Fund Pro Forma after Core Fund Reorganization (unaudited)
Net assets	$N/A	$3,191	N/A†	$3,191
Total shares outstanding	N/A	148	N/A	148
Net asset value per share	$N/A	$21.56	N/A	$21.56

Class X

	Core Fund	Jennison Fund**	Adjustments*		Jennison Fund Pro Forma Projected after Core Fund Reorganization (unaudited)
Net assets	$4,229,052	$N/A	(7,558	)†	$4,221,494
Total shares outstanding	309,622	N/A	(112,540)		197,082
Net asset value per share	$13.66	$N/A	N/A		$21.42

Class Z

	Core Fund	Jennison Fund	Adjustments*	Jennison Fund Pro Forma after Core Fund Reorganization (unaudited)
Net assets	$N/A	$64,502,759	N/A†	$64,502,759
Total shares outstanding	N/A	2,976,019	N/A	2,976,019
Net asset value per share	$N/A	$21.67	N/A	$21.67

Large Cap Fund Reorganization

Class A

	Large Cap Fund	Jennison Fund	Adjustments*		Jennison Fund Pro Forma after Large Cap Fund Reorganization (unaudited)
Net assets	$30,137,575	$903,692,466	(53,499	)†	$933,776,542
Total shares outstanding	2,131,892	41,772,590	(734,045)		43,170,437
Net asset value per share	$14.14	$21.63	N/A		$21.63

Class B

	Large Cap Fund	Jennison Fund	Adjustments*		Jennison Fund Pro Forma after Large Cap Fund Reorganization (unaudited)
Net assets	$26,759,909	$115,866,361	(47,504	)†	$142,578,766
Total shares outstanding	1,936,570	5,410,125	(690,357)		6,656,338
Net asset value per share	$13.82	$21.42	N/A		$21.42

Class C

	Large Cap Fund	Jennison Fund	Adjustments*		Jennison Fund Pro Forma after Large Cap Fund Reorganization (unaudited)
Net assets	$22,531,503	$24,829,403	(39,997	)†	$47,320,909
Total shares outstanding	1,630,526	1,159,018	(580,351)		2,209,193
Net asset value per share	$13.82	$21.42	N/A		$21.42

Class R

	Large Cap Fund	Jennison Fund	Adjustments	Jennison Fund Pro Forma after Large Cap Fund Reorganization (unaudited)
Net assets	$N/A	$3,191	N/A†	$3,191
Total shares outstanding	N/A	148	N/A	148
Net asset value per share	$N/A	$21.56	N/A	$21.56

Class Z

	Large Cap Fund	Jennison Fund	Adjustments*	Jennison Fund Pro Forma after Large Cap Fund Reorganization (unaudited)
Net assets	$N/A	$64,502,759	N/A†	$64,502,759
Total shares outstanding	N/A	2,976,019	N/A	2,976,019
Net asset value per share	$N/A	$21.67	N/A	$21.67

Large Cap Fund and Core Fund Reorganizations

Class A

	Large Cap Fund	Core Fund	Jennison Fund	Adjustments*		Pro Forma Jennison Fund after Large Cap Fund and Core Fund Reorganizations (unaudited)
Net assets	$30,137,575	$4,697,870	$903,692,466	(61,894	)†	$938,466,017
Total shares outstanding	2,131,892	343,003	41,772,590	(860,244)		43,387,241
Net asset value per share	$14.14	$13.70	$21.63	N/A		$21.63

Class B

	Large Cap Fund	Core Fund	Jennison Fund	Adjustments*		Pro Forma Jennison Fund after Large Cap Fund and Core Fund Reorganizations (unaudited)
Net assets	$26,759,909	$1,177,719	$115,866,361	(49,609	)†	$143,754,380
Total shares outstanding	1,936,570	86,258	5,410,125	(721,731)		6,711,222
Net asset value per share	$13.82	$13.65	$21.42	N/A		$21.42

Class C

	Large Cap Fund	Core Fund	Jennison Fund	Adjustments*		Pro Forma Jennison Fund after Large Cap Fund and Core Fund Reorganizations (unaudited)
Net assets	$22,531,503	$9,323,714	$24,829,403	(56,659	)†	$56,627,961
Total shares outstanding	1,630,526	682,727	1,159,018	(828,576)		2,643,695
Net asset value per share	$13.82	$13.66	$21.42	N/A		$21.42

Class L

	Large Cap Fund	Core Fund	Jennison Fund**	Adjustments*		Pro Forma Jennison Fund after Large Cap Fund and Core Fund Reorganizations (unaudited)
Net assets	$N/A	$6,979,382	$N/A	(12,473	)†	$6,966,909
Total shares outstanding	N/A	510,242	N/A	(188,147)		322,095
Net asset value per share	$N/A	$13.68	$N/A	N/A		$21.63

Class M

	Large Cap Fund	Core Fund	Jennison Fund**	Adjustments*		Pro Forma Jennison Fund after Large Cap Fund and Core Fund Reorganizations (unaudited)
Net assets	$N/A	$20,596,405	$N/A	(36,807	)†	$20,559,598
Total shares outstanding	N/A	1,508,916	N/A	(549,084)		959,832
Net asset value per share	$N/A	$13.65	$N/A	N/A		$21.42

Class R

	Large Cap Fund	Core Fund	Jennison Fund	Adjustments	Jennison Fund Pro Forma after Large Cap Fund and Core Fund Reorganization (unaudited)
Net assets	$N/A	$N/A	$3,191	N/A†	$3,191
Total shares outstanding	N/A	N/A	148	N/A	148
Net asset value per share	$N/A	$N/A	$21.56	N/A	$21.56

Class X

	Large Cap Fund	Core Fund	Jennison Fund**	Adjustments*		Pro Forma Jennison Fund after Large Cap Fund and Core Fund Reorganizations (unaudited)
Net assets	$N/A	$4,229,052	$N/A	(7,558	)†	$4,221,494
Total shares outstanding	N/A	309,622	N/A	(112,540)		197,082
Net asset value per share	$N/A	$13.66	$N/A	N/A		$21.42

Class Z

	Large Cap Fund	Core Fund	Jennison Fund	Adjustments	Pro Forma Jennison Fund after Large Cap Fund and Core Fund Reorganizations (unaudited)
Net assets	N/A	N/A	$64,502,759	N/A†	$64,502,759
Total shares outstanding	N/A	N/A	2,976,019	N/A	2,976,019
Net asset value per share	N/A	N/A	$21.67	N/A	$21.67

Total Net Assets and Shares Outstandng

	Large Cap Fund	Core Fund	Jennison Fund	Pro Forma Jennison Fund after Large Cap Fund Reorganization (unaudited)[1]	Pro Forma Jennison Fund after Core Fund Reorganization (unaudited)[2]	Pro Forma Jennison Fund after All Reorganizations (unaudited)[3]
Total net assets	$79,428,987	$47,004,142	$1,108,894,180	$1,188,182,167	$1,155,814,322	$1,235,102,309
Total shares outstanding	5,698,988	3,440,768	51,317,900	55,012,135	53,509,383	57,197,334

*  Reflects the change in shares and par value of the Funds upon conversion in Jennison Fund.

**  As of April 30, 2006, there were no Class L, M or X shares of Jennison Fund outstanding.

†  Reflects the prorated estimated Reorganization expenses of $141,000 and $84,000 attributable to the Large Cap Fund and the Core Fund, respectively.

1  Reflects an adjustment of $(141,000) to the total net assets and (2,004,753) to the total shares outstanding.

2  Reflects an adjustment of $(84,000) to the total net assets and (1,249,285) to the total shares outstanding.

3  Reflects an adjustment of $(225,000) to the total net assets and (3,260,322) to the total shares outstanding.

VOTING INFORMATION

Required Vote

Only shareholders of record of the Large Cap and Core Funds on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were 5,552,774 shares of the Large Cap Fund issued and outstanding and 3,317,724 shares of the Core Fund issued and outstanding.

The presence in person or by proxy of the holders of a majority of the outstanding shares of an Acquired Fund entitled to be voted at the Meeting of that Acquired Fund is required to constitute a quorum of the Fund at that Meeting. Shares beneficially held by shareholders present in person or represented by proxy at the Meeting will be counted for the purpose of calculating the votes cast on the issues before the Meeting. If a quorum is present with respect to that Fund, the affirmative vote of the holders of a majority of the total number of shares of capital stock of that Fund outstanding and entitled to vote thereon is necessary to approve a Plan, which, for purposes of this vote, under the 1940 Act, means that approval of the Plan requires the vote of the lesser of (i) 67% or more of the voting shares of that Acquired Fund represented at a meeting at which more than 50% of the outstanding voting shares of that Acquired Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of that Acquired Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of an Acquired Fund held at the close of business on the Record Date.

In the event that there are not sufficient shares held by shareholders present in person or by proxy to obtain a quorum of the relevant meeting, that Acquired Fund may request that one or more brokers submit a specific number of broker non-votes necessary in order to obtain the quorum. An Acquired Fund would only take such actions if the that Acquired Fund believed that it would have sufficient shareholder votes to approve the proposal at the Meeting. Therefore, shareholders who are against the proposal for the approval of a Plan should vote AGAINST the Plan or against adjournment since if such shareholders take no action they may be assisting in having the Plan approved.

Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting. An abstention by a shareholder, either by proxy or by vote in person at a Meeting, is not a vote cast.

Under existing NYSE rules, it is not expected that brokers, banks and other nominees will be entitled to vote an Acquired Fund's shares with respect to a Plan unless the beneficial owner gives specific instructions for such vote to the broker or other nominee. When a broker executes and returns a proxy card but is unable to cast a vote on a matter without specific instructions, and no specific instructions are given, the result is referred to as a "broker non-vote." The Acquired Fund will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

Abstentions and broker non-votes will count towards determining the presence of a quorum at a Meeting. However, shares represented by broker non-votes and abstentions will not be voted for or against the reorganization or any adjournment. Therefore, since approval of a Plan requires the affirmative vote of the lesser of 67% of the voting shares present at a Meeting or a majority of the total number of shares of an Acquired Fund outstanding at the Record Date, each broker non-vote and abstention would have the effect of a vote AGAINST a Plan or against an adjournment.

Shareholders having more than one account in an Acquired Fund generally will receive a single proxy statement and a separate proxy card for each account. It is important to mark, sign, date and return all proxy cards received.

In the event that sufficient votes to approve a Plan are not received, the persons named as proxies may propose one or more adjournments of a Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote FOR any such adjournment in their discretion. Shares represented by broker non-votes or abstentions will not be voted for or against adjournment. Because an adjournment requires an affirmative vote of a majority of the shares present at the Meeting, each broker non-vote and abstention would have the effect of a vote against adjournment.

How to Vote

You can vote your shares in any one of four ways:

•  By mail, with the enclosed proxy card.

•  In person at the Meeting.

•  By phone.

•  Over the Internet.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the applicable Meeting or adjournment of such Meeting.

Revocation of Proxies

Proxies, including votes given by telephone or over the Internet, may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of SP Mutual Funds or the SP Style Specific Funds at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, (ii) by properly submitting a later-dated proxy that is received by 11:59 p.m. Eastern time on the day prior to the Meeting, or (iii) by attending the Meeting and voting in person. Merely attending a Meeting without voting, however, will not revoke a previously submitted proxy.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the SP Mutual Funds or the SP Style Specific Funds. In addition, the SP Mutual Funds and the SP Style Specific Funds have engaged D. F. King & Co., Inc., a professional proxy solicitation firm, to assist in the solicitation of proxies. As the Meeting date approaches, you may receive a phone call from a representative of D. F. King & Co., Inc. if the SP Mutual Funds or the SP Style Specific Funds have not yet received your vote. D. F. King & Co., Inc. may ask you for authority, by telephone, to permit D. F. King & Co., Inc. to execute your voting instructions on your behalf. Proxy solicitation costs are currently estimated to be approximately $111,000 (Large Cap Fund) and $80,000 (Core Fund).

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS AND PORTFOLIO HOLDINGS

Additional Information About the Portfolio Managers

Set out below is additional information with respect to the portfolio managers for the Funds. Unless noted otherwise, all information is provided as of October 31, 2005 for each Fund.

Other Accounts Managed by Portfolio Manager.  The table below identifies, for the portfolio manager referenced above, the number of accounts managed and the approximate total assets in such accounts, within each of the following categories: registered investment companies (RICs), other pooled investment vehicles and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

Portfolio Manager	RIC Accounts Managed	Assets of RIC Managed	Other Pooled Accounts Managed	Assets of Other Pooled Accounts Managed*	Other Accounts Managed		Assets of Other Accounts Managed
Jennison Fund
David A. Kiefer	11	$8,970,174,000	6	$1,185,065,000	1	***	$26,329,000	***
Avi Z. Berg	2	1,690,118,000	0	0	1		26,329,000
Large Cap Fund
Raffaele Zingone	7 1	801,000,000 135,000,000	2 0	2,000,000,000 0	27 3		13,400,000,000 5,500,000,000
Sheldon Lieberman	18 1	14.3 billion 2.2 billion	9 0	1.2 billion 0	126 6		12.0 billion 1.1 billion
George Davis	18 1	14.3 billion 2.2 billion	9 0	1.2 billion 0	126 6		12.0 billion 1.1 billion
Joe Huber	18 1	14.3 billion 2.2 billion	9 0	1.2 billion 0	126 6		12.0 billion 1.1 billion
Patty McKenna	18 1	14.3 billion 2.2 billion	9 0	1.2 billion 0	126 6		12.0 billion 1.1 billion
Stan Majcher	18 1	14.3 billion 2.2 billion	9 0	1.2 billion 0	126 6		12.0 billion 1.1 billion
Ben Fisher**	3	1,830,572,717	8	200,213,248	26		915,154,861
Chris Najork**	4	4,933,858,642	1	44,313,594	4		406,422,942
Paul Magnuson**	4	298,433,792	4	99,818,605	3		959,079,705
Core Fund
Marilyn Fedak	26 1	19,569,405,957 6,235,831,629	31 0	949,214,413 0	239 4		10,449,652,880 828,560,626*

*  "Other Pooled Investment Accounts" includes commingled insurance company separate accounts, commingled trust funds and non-U.S. mutual funds. "Other Accounts" includes single client accounts and managed accounts. Managed accounts are counted as one account per managed account platform and the asset allocation program is counted as one account.

**  As of September 30, 2005.

***  Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Jennison Fund	Jennison Associates LLC:

Compensation

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

An investment professional's total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly.

The following factors will be reviewed for the portfolio managers:

• One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to pre-determined passive indices, such as the Russell 1000® Value Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

• Historical and long-term business potential of the product strategies;

• Qualitative factors such as teamwork and responsiveness; and

• Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

Potential Conflicts of Interest

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Jennison Fund (concluded)	strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions across multiple accounts. Currently, while no equity accounts under Jennison's management have performance fees, some accounts have higher fees than others. These differences may give rise to a potential conflict that a portfolio manager may allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

Large Cap Fund	NFJ:

Portfolio Manager Compensation

Contractual agreements provide the founders with competitive salaries and all benefits provided to the senior executives of Allianz. The founders/managing directors have a separate business entity contract and employment contract, including a profit sharing agreement. All other managing directors are eligible for profit sharing pool participation. Compensation is tied to successful job performance and growth in assets under management. All managing directors have available to them a Deferred Compensation Plan that is 100% voluntary on the part of the individual.

NFJ's compensation levels are on par with other industry firms. Employees are provided very competitive compensation packages with incentives, including annual bonuses, a benefits package, vacation, sick leave, etc. Compensation is fixed and is not based on the fund's performance or the assets held in the fund's portfolio. All NFJ employees at the same level are compensated in the same way. There is no difference between the structure and method used to compensate the portfolio manager assigned to the fund's account and other portfolio managers at NFJ.

Conflicts of Interest

Being an investment manager with multiple clients, there could be the potential conflict of interest while managing both the Funds and other accounts at the same time. Listed below are potential conflicts that an investment professional could face. NFJ has implemented compliance policies and procedures to attempt to address these potential issues.

There is the potential conflict that a more attractive investment could be allocated to a higher fee paying account. A conflict could also arise if a disproportionate share amount of a security that is likely to increase in value is allocated to a favored account. NFJ has established allocation procedures to address fair and equitable allocation of all trades.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Large Cap Fund (continued)	Hotchkis and Wiley

Compensation

Portfolio Managers of the Fund are supported by the full research team of Hotchkis and Wiley. Compensation is used to reward, attract and retain high quality investment professionals. An investment professional, such as a Portfolio Manager, has a base salary and is eligible for an annual bonus. Some Portfolio Managers also are involved in client servicing, marketing and in the general management of Hotchkis and Wiley and are evaluated and compensated based on these functions as well as their investment management activities.

Hotchkis and Wiley believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns. It is the quality of the investment professional's execution of this process rather than the performance of particular securities that is evaluated in determining compensation. Compensation likewise is not tied to performance of the Fund or separate accounts, of specific industries within the Fund or separate accounts or to any type of asset or revenue related objective, other than to the extent that the overall revenues of Hotchkis and Wiley attributable to such factors may affect the size of Hotchkis and Wiley's overall bonus pool.

Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of Hotchkis and Wiley using annual evaluations, compensation surveys, feedback from other employees and advice from members of Hotchkis and Wiley's Executive Committee and Hotchkis and Wiley's Compensation Committee. The amount of the bonus usually is shaped by the total amount of Hotchkis and Wiley's bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.

Each of the Portfolio Managers owns equity in Hotchkis and Wiley. Hotchkis and Wiley believes that the ownership structure of the firm is a significant factor in ensuring a motivated and stable employee base.

Potential Conflicts

The Large Cap Fund is managed by Hotchkis and Wiley's investment team ("Investment Team"). The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. Hotchkis and Wiley may be restricted from purchasing more than a limited percentage of the outstanding shares of a company. If a company is a viable investment for more than one investment strategy, Hotchkis and Wiley has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Large Cap Fund (continued)	Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay Hotchkis and Wiley performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for Hotchkis and Wiley to favor such accounts in making investment decisions and allocations, Hotchkis and Wiley has adopted polices and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.

Since all accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy.

JP Morgan

Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Large Cap Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the JP Morgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JP Morgan may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan may be perceived as causing accounts it manages to participate in an offering to increase JP Morgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Large Cap Fund (concluded)	JP Morgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, JP Morgan attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.

Portfolio Manager Compensation

JP Morgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JP Morgan's business as a whole. Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund).

Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Core Fund	AllianceBernstein:

Compensation

Portfolio Manager Compensation

AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any predetermined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under Alliance'sPartners Compensation Plan ("deferred awards"): AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Core Fund (continued)	investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities. (1)

(iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(1) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein Capital's Master Limited Partnership Units.

Conflicts of Interest

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expect all of its employees to meet their fiduciary duties.

Employee Personal Trading.

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Core Fund (concluded)	unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for AllianceBernstein's clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities.

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance- based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Securities Ownership. The table below identifies, for each portfolio manager, ownership of Funds' securities by that portfolio manager.

Fund	Portfolio Manager(s)	Ownership of Securities
Large Cap Fund	Raffaele Zingone Christian Posada Sheldon Lieberman George Davis Joe Huber Patty McKenna Stan Majcher Ben Fisher Chris Najork Paul Magnuson	None None None None None None None None None None

Core Fund	Marilyn Fedak	None

Jennison Fund	David A. Keifer Avi Z. Berg	$1 - $10,000 $100,001 - $500,000

Portfolio Holdings

In addition to the description contained herein, a description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also contained in that Fund's prospectus, SAI and on that Fund's website (for Large Cap Fund and Core Fund, see www.strategicpartners.com, and for Jennison Fund, see www.jennisondryden.com). Each Fund will provide a full list of its portfolio holdings as of the end of the calendar month (Jennison Fund) or the fiscal quarter (for the Large Cap Fund) on its website within approximately 30 days (Jennison Fund) or 60 days (for the Large Cap Fund) after the end of the calendar month (the Jennison Fund) or the fiscal quarter (for the Large Cap Fund). Each Fund's portfolio holdings are made public, as required by law, in the Fund's annual and semi-annual reports and on Form N-Q. In addition, each Fund may release the Fund's top ten holdings, sector and country breakdowns, and largest industries, as applicable, on a quarterly or monthly basis with the information 15 days prior to the release. Such information will be posted to the relevant Fund's website.

When authorized by a Fund's Chief Compliance Officer (CCO) and another officer of such Fund, portfolio holdings information may be disseminated more frequently or at different periods than as described above to intermediaries that distribute such Fund's shares, third-party providers of auditing, custody, proxy voting and other services for such Fund, rating and ranking organizations, and certain affiliated persons of such Fund, as described below. The procedures utilized to determine eligibility are set forth below.

Procedures for Release of Portfolio Holdings Information:

1. A request for release of Fund holdings shall be prepared by such third parties setting forth a legitimate business purpose for such release which shall specify the Fund, the terms of such release and frequency (e.g. level of detail staleness). Such request shall address whether there are any conflicts of interest between a Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund.

2. The request shall be forwarded to PI's Product Development Group and to the CCO of the Fund, or his delegate, for review and approval.

3. A confidentiality agreement in the form approved by an officer of the Fund must be executed with the recipient of the fund holdings information.

4. An officer of the Fund shall approve the release and agreement. Copies of the release and agreement shall be sent to PI's law department.

5. Written notification of the approval shall be sent by such officer to PI's Fund Administration Department to arrange the release of fund holdings information.

6. PI's Fund Administration Department shall arrange for the release of fund holdings information by PFPC Trust Company (for Large Cap Fund and Core Fund) and The Bank of New York (for Jennison Fund) (collectively, the Custodian Banks).

As of the date of this Prospectus/Proxy Statement, each Fund will provide:

1. Traditional External Recipients/Vendors

•  Full holdings on a daily basis to Investor Responsibility Research Center (IRRC), Institutional Shareholder Services (ISS) (securities class action claims services administrator) and Automatic Data Processing, Inc. (ADP) (proxy voting agents) at the end of each day;

•  Full holdings on a daily basis to the Subadviser, Custodian Bank, sub-custodian (if any are appointed) and accounting agents (which includes the Custodian Banks and any other accounting agent that may be appointed) at the end of each day;

•  Full holdings to KPMG, LLP, each Fund's independent registered public accounting firm, as soon as practicable following the Fund's fiscal year-end or on an as-needed basis; and

•  Full holdings to financial printers as soon as practicable following the end of each Fund's quarterly, semi-annual and annual period-ends.

2. Analytical Service Providers

•  The trades for each Fund on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Fund's fiscal quarter-end;

•  Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•  Full holdings on a daily basis to FactSet (an online investment research provider) at the end of each day.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Fund's CCO and PI's Law Department on an annual basis.

In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.

Fund directors have approved PI's Policy for the Dissemination of Portfolio Holdings. The directors shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The directors have delegated oversight over the Fund's disclosure of portfolio holdings to the CCO.

There can be no assurance that the Funds' policies and procedures on portfolio holdings information will protect the Funds from the misuse of such information by individuals or entities that come into possession of the information.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the table below sets forth each shareholder that owns of record more than 5% of any class of each Fund.

Fund	Beneficial Owner Name*	Address	Class	Shares/% Ownership
Large Cap Fund	Merrill Lynch, Pierce, Fenner & For The Sole Benefit of It's Customer	4800 Deer Lake Drive East Jacksonville FL 32246	C	85,076/5.5%

	Wachovia Securities, LLC**	1525 West Harris Blvd. Charlotte, NC 28288	A B C	705,418/31.5% 1,008,774/57.5% 981,420/63.0%

Fund	Beneficial Owner Name*	Address	Class	Shares/% Ownership
Core Fund	Lin (K) and Simple IRA PMFS Transfer Agent for the Fund	100 Mulberry Street #3 Newark NJ 07102	A	180,657/45.5%

	Lin (K) and Simple IRA PMFS Transfer Agent for the Fund	100 Mulberry Street #3 Newark NJ 07102	C	66,288/10.3%

	Lin (K) and Simple IRA PMFS Transfer Agent for the Fund	100 Mulberry Street #3 Newark NJ 07102	L	35,604/7.6%

	Lin (K) and Simple IRA PMFS Transfer Agent for the Fund	100 Mulberry Street #3 Newark NJ 07102	X	36,763/13.4%

	Wachovia Securities, LLC**	1525 West Harris Blvd. Charlotte, NC 28288	B	12,771/14.1%

Jennison Fund	Citigroup Global Markets Inc House Account Attn: Peter Booth	333 West 34th Street, 7th Flt New York NY 10001	C	163,210/12.3%

	Merrill Lynch, Pierce, Fenner & For The Sole Benefit Of It's Customer	4800 Deer Lake Drive East Jacksonville FL 32246	C	72,912/5.5%

	Prudential Investment LLC Attn: Lisa O'Donnell	100 Mulberry Street 14th Floor Newark NJ 07102	R	136/6.3%

	JPMorgan Chase Bank As Trustee FBO Cushman &Wakefield 401(K)	9300 Ward Parkway Kansas City MO 64114	Z	308,813/8.2%

	Prudential Investment FBO Mutual Fund Clients Attn: Pruchoice Unit	100 Mulberry Street Newark NJ 07102	Z	410,618/10.9%

	PIMS/Prudential Retirement As Nominee For The TTEE Customer Plan Pinnacle Health System	205 S Front Street PO Box 8700 Harrisburg PA 17104	Z	223,183/5.9%

	Jennison Dryden Moderate Allocation Att: Ted Lockwood/ Stacie Mintz	Gateway Center 2 4th Floor Newark NJ 07102	Z	509,405/13.6%

	Jennison Dryden Growth Allocation Att: Ted Lockwood/ Stacie Mintz	Gateway Center 2 4th Floor Newark NJ 07102	Z	308,855/8.2%

	PIMS/Prudential Retirement As Nominee For The TTEE Customer Plan Global Imaging Systems, Inc	3820 Northdale Blvd Tampa FL 33624	Z	621,528/16.5%

	Wachovia Securities, LLC**	1525 West Harris Blvd. Charlotte, NC 28288	A B C	14,751,948/35.1% 1,649,622/34.9% 578,049/43.4%

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

**  As record holder for other beneficial owners.

As of the Record Date, the officers and directors of the SP Mutual Funds, as a group, beneficially owned less than 1% of the outstanding voting shares of the Core Fund.

As of the Record Date, the officers and trustees of SP Style Specific Funds, as a group, beneficially owned less than 1% of the outstanding voting shares of the Large Cap Fund.

As of the Record Date, the officers and trustees of Jennison Fund, as a group, beneficially owned less than 1% of the outstanding voting shares of the Jennison Fund.

As of the Record Date, the Class L, M and X shares of Jennison Fund had not been offered; Large Cap Fund does not offer Class Z shares.

ADDITIONAL INFORMATION

The Jennison Fund is an open-end management investment company registered with the SEC under the 1940 Act. Detailed information about the Jennison Fund is contained in the Fund's prospectus, dated December 30, 2005 which is attached hereto and incorporated by reference into this Prospectus/Proxy Statement. Additional information about the Jennison Fund is included in its SAI dated December 30, 2005 which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

A copy of the Jennison Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005 and the Jennison Fund's Semi-Annual Report to Shareholders for the period ended April 30, 2006, are each incorporated into this Proxy Statement/Prospectus and may be obtained by calling 1-800-225-1852 or by writing to Jennison Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

SP Mutual Funds (on behalf of the Core Fund), the SP Style Specific Funds (on behalf of the Large Cap Fund) and Jennison Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Also, copies of such material can be obtained from the SEC's Public Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

Certain matters of Massachusetts law, relating to the validity of shares of Jennison Fund to be issued pursuant to the Large Cap Fund and Core Fund Plans will be passed upon by Sullivan & Worcester LLP special Massachusetts counsel to the Jennison Fund.

Independent Registered Public Accounting Firm

The audited financial statements of Large Cap Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Large Cap Fund for the fiscal year ending July 31, 2005 (File No. 811-09805). The unaudited financial statements of the Large Cap Fund, also incorporated by reference into the SAI, are included in the Semi-Annual Report of the Large Cap Fund to Shareholders for the fiscal period ended January 31, 2006 (File No. 811-09439).

The audited financial statements of Core Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Core Fund for the fiscal year ending October 31, 2005 (File No. 811-08085). The unaudited financial statements of the Core Fund, also incorporated by reference into the SAI, are included in the Semi-Annual Report of the Core Fund to Shareholders for the fiscal period ended April 30, 2006 (File No. 811-08085).

The audited financial statements of Jennison Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Jennison Fund for the fiscal year ending October 31, 2005 (File No. 811-04864). The unaudited financial statements of the Jennison Fund, also incorporated by reference into the SAI, are included in the Semi-Annual Report of the Jennison Fund to Shareholders for the fiscal period ended April 30, 2006 (File No. 811-04864).

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise the Large Cap Fund and Core Fund care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

SHAREHOLDER PROPOSALS

The Companies are not required to hold and will not ordinarily hold annual shareholders' meetings in any year in which the election of directors is not required to be acted upon under the 1940 Act. The Boards may call special meetings of the shareholders for action by shareholder vote as required by the 1940 Act or a Company's governing documents.

Pursuant to rules adopted by the SEC, a shareholder of a Fund may submit a proposal for shareholder action for inclusion in a proxy statement relating to annual and other meetings of the shareholders of the Fund which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by the Fund at a reasonable time before a solicitation of proxies is made for such meeting. Timely submission of a proposal does not necessarily mean that the proposal will be included. Although the charter of SP Mutual Funds provides that its by-laws may delineate requirements for presenting matters at annual meetings, its by-laws do not currently do so. This generally means that shareholders of SP Mutual Funds may submit proposals from the floor of an annual meeting. However, under Maryland law, the purpose of any special meeting of shareholders must be described in the notice of such meeting so only items included in the notice for a special meeting may be considered at a special meeting of shareholders. Also, under the By-Laws of SP Style Specific Funds, only the business stated in the notice of the meeting shall be considered at such meeting.

The Board of Directors of SP Mutual Funds in the case of Core Fund and the Trustees of SP Style Specific Funds in the case of Large Cap Fund intend to bring before the applicable Meeting the matters set forth in the foregoing notice. The Directors/Trustees do not expect any other business to be brought before the Meetings. If, however, any other matters are properly presented to the Meeting for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment. A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of the SP Mutual Funds or the SP Style Specific Funds, by execution of a subsequent proxy, or by voting in person at the applicable Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibits
A	Form of Plan of Reorganization (attached).

B	Prospectus for the Jennison Fund, dated December 30, 2005 (enclosed).

C	Jennison Fund's Annual Report for the fiscal year ended October 31, 2005 (enclosed).

D	Jennison Fund's Semi-Annual Report for the period ended April 30, 2006 (enclosed).

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Exhibit A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this ______ day of _____, 2006, among Jennison Value Fund (the Acquiring Fund"), a business trust organized under the laws of The Commonwealth of Massachusetts, Strategic Partners Style Specific Funds (the "SP Style Specific Funds"), a Delaware statutory trust, on behalf of Strategic Partners Large Capitalization Value Fund (the "Large Cap Fund"), a series of SP Style Specific Funds, and Strategic Partners Mutual Funds, Inc. (the "SP Mutual Funds"), a corporation organized under the laws of the State of Maryland, on behalf of Strategic Partners Core Value Fund (the "Core Fund" and together with the Large Cap Fund, the "Acquired Funds"), a series of the SP Mutual Funds.

Together, the Acquiring Fund and the Acquired Funds are referred to as the "Funds." SP Style Specific Funds and SP Mutual Funds are collectively referred to as the "Companies." The principal place of business of each Company and the Acquiring Fund is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

The Plan has been structured with the intention that the transactions contemplated hereby qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

Each reorganization (hereinafter referred to as a "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of beneficial interests, par value $0.01 each, of the Acquiring Fund (as defined in Section 1(b) as the "Acquiring Fund Shares"); (ii) the distribution after the Closing Date (as provided in Section 3), of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the termination of the Acquired Fund as soon as practicable after the Closing (as defined in Section 3), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

The Reorganization of an Acquired Fund by the Acquiring Fund is not dependent upon the consummation of any other Reorganization of an Acquired Fund by the Acquiring Fund. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Acquired Fund and the Acquiring Fund participating therein, as applicable.

In order to consummate the Plan, the following actions shall be taken by each Company, on behalf of a Acquired Fund, and by the Acquiring Fund:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of the Acquired Fund's Liabilities, if any, and Liquidation and Termination of the Acquired Fund.

(a)  Subject to the terms and conditions of this Plan, and on the basis of the representations, warranties and covenants contained herein, each Company, on behalf of a Acquired Fund, shall sell, assign, convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets, and the Acquiring Fund shall assume substantially all of the Acquired Fund's liabilities. The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date but only to the extent any liability associated with such rights was not assumed by the Acquiring Fund.

(b)  Subject to the terms and conditions of this Plan, the Acquiring Fund shall at the Closing deliver to a Company, for the benefit of an Acquired Fund, the number of shares of a Class of the Acquiring Fund determined by dividing the net asset value allocable to a share of such Class of the Acquired Fund by the net asset value allocable to a share of the corresponding Class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable Class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, all such values to be determined in the manner and as of the time set forth in Section 2 hereof; and assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, the Acquiring Fund will assume all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan;

provided, however, that a Company agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, a Company on behalf of the Acquired Fund, shall distribute pro rata to Acquired Fund shareholders of record, determined as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section with each Acquired Fund shareholder receiving shares of the same Class or Classes of the Acquiring Fund as such shareholder holds of the Acquired Fund, and then shall terminate the Acquired Fund. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund and noting in such accounts the names of the former Acquired Fund Shareholders and the types and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the second decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will be simultaneously cancelled on the books of the Acquired Fund.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-effective registration statement.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's assets transferred to and liabilities assumed by the Acquiring Fund (such amount, the "Net Assets") hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being hereinafter called the "Valuation Time") using the valuation procedures set forth in a Company's declaration of trust or certificate of incorporation and currently effective registration statement.

(b)  The net asset value of a share of the Acquiring Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Acquiring Fund's declaration of trust and currently effective registration statement.

(c)  The net asset value of shares of the Acquired Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in a Company's declaration of trust or certificate of incorporation and currently effective registration statement.

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing"). The date of the Closing (the "Closing Date") shall be________, 2007, or such earlier or later date as agreed to in writing by the Acquiring Fund and the Applicable Acquired Fund. The Closing shall take place at the principal office of the Acquiring Fund or at such other place as the parties may agree. A Company, on behalf of an Acquired Fund, shall have provided for delivery, as of the Closing, of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian, The Bank of New York. Also, a Company, on behalf of an Acquired Fund, shall produce at the Closing (or as soon as possible thereafter) a list of names and addresses of the shareholders of record of full and fractional shares of beneficial interest of the Acquired Fund, (the "Acquired Fund Shares") and the number of full and fractional Acquired Fund Shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. The Acquiring Fund shall issue and deliver to the Secretary of a Company at the Closing a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date, or shall provide evidence satisfactory to a Company that the Acquiring Fund Shares have been registered in all account books of the Acquiring Fund in such manner as a Company, on behalf of the Acquired Fund, may request. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties to the Acquiring Fund by the Companies, on behalf of the Acquired Funds. Each Company, on behalf of an Acquired Fund, makes the following representations and warranties to the Acquiring Fund, for the benefit of the Acquiring Fund:

(a)  Each Acquired Fund is a series of a Company. SP Style Specific Funds is organized as a Delaware statutory trust, validly existing under the laws of that jurisdiction in good standing. The SP Mutual Funds is a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland State Department of Assessments and Taxation ("SDAT"). The Companies are duly registered under the Investment Company Act of 1940, as amended ("1940 Act") as open-end, management investment companies and all of the Acquired Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"). The Large Cap Fund has been duly established in accordance with SP Style Specific Funds' declaration of trust as a separate series of such Company. The Core Fund has been duly established in accordance with SP Mutual Funds' charter as a separate series of such Company.

(b)  The financial statements appearing in each Company's Annual Report to Shareholders of the Acquired Fund for the fiscal year ended October 31, 2006 (for SP Mutual Funds) and July 31, 2006 (copies of which have been furnished to the Acquiring Fund) have been audited by KPMG LLP and fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(c)  If available prior to the Closing Date, the unaudited financial statements appearing in each Company's Semi-Annual Report to Shareholders of the Acquired Fund for the six-month period ended February 28, 2007 (for SP Mutual Funds) and January 31, 2007 (for SP Style Specific Funds) (copies of which will be furnished to the Acquiring Fund), and the unaudited financial statements appearing therein fairly present the financial position of the Acquired Fund and the results of operations and changes in net assets as of such date, in conformity with U.S. generally accepted accounting principles.

(d)  A Company has the necessary statutory trust/corporate power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(e)  A Company is not a party to or obligated under any provision of a Company's declaration of trust or certificate of incorporation or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(h)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 4(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use therein.

5.  Representations and Warranties to the Companies, for the benefit of the Acquired Fund, by the Acquiring Fund.

The Acquiring Fund makes the following representations and warranties to the Companies, for the benefit of the Acquired Fund:

(a)  The Acquiring Fund is a business trust duly organized under the laws of The Commonwealth of Massachusetts and validly existing under the laws of that jurisdiction and in good standing with the Secretary of State of the Commonwealth of Massachusetts (the "Department"). The Acquiring Fund is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interests, par value $0.01, of Acquiring Fund Shares, each outstanding share of which is duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and has voting rights.

(c)  At the Closing, the Acquiring Fund Shares will be duly authorized, validly issued, fully paid and non-assessable and, under the Acquiring Fund's by-laws, no shareholder of the Acquiring Fund will have any pre-emptive right to subscribe therefor or purchase such shares, and such shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the Acquiring Fund's Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2006 (copies of which have been furnished to a Company) have been audited by KPMG LLP and fairly present the financial position of the Acquiring Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  If available prior to the Closing Date, the unaudited financial statements appearing in the Acquiring Fund's Semi-Annual Report to Shareholders of the Acquiring Fund for the six-month period ended February 28, 2007 (copies of which will be furnished to each Company), will fairly present the financial position of the Acquiring Fund and the results of operations and changes in net assets as of the respective date indicated, in conformity with U.S. generally accepted accounting principles.

(f)  The Acquiring Fund has the necessary statutory trust power and authority to conduct the Acquiring Fund's business as such business is now being conducted.

(g)  The Acquiring Fund is not a party to or obligated under any provision of the Acquiring Fund's declaration of trust or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(h)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act (as defined in Section 7(g)) and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 5(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by a Company, on behalf of the Acquired Fund, for use therein.

6.  Representations and Warranties by a Company, on behalf of the Acquired Fund, and the Acquiring Fund.

A Company, on behalf of the Acquired Fund, and the Acquiring Fund make the following representations and warranties.

(a)  The statement of assets and liabilities to be created by a Company as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net asset value and outstanding shares of each Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, each Fund will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Section 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except for such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in the currently effective prospectuses of the Funds, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Funds.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Funds.

(e)  The execution, delivery and performance of this Plan have been duly authorized by all necessary action of the Board of Trustees/Directors of the Companies and the Acquiring Fund and this Plan constitutes a valid and binding obligation enforceable against a Company and the Acquiring Fund in accordance with its terms.

(f)  The Companies and the Acquiring Fund anticipate that consummation of this Plan will not cause the applicable Fund to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of the applicable fiscal year.

7.  Intentions of each Company, on behalf of the Acquired Fund, and the Acquiring Fund.

(a)  Each Company intends to operate the Acquired Fund's business as presently conducted between the date hereof and the Closing Date. The Acquiring Fund intends to operate the Acquiring Fund's business as presently conducted between the date hereof and the Closing Date.

(b)  Each Company intends that the Acquired Fund will not acquire any Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  Each Company, on behalf of the Acquired Fund, intends, if the Reorganization is consummated, to liquidate and terminate the Acquired Fund.

(d)  The Companies and the Acquiring Fund intend that, by the time of Closing, each Fund's Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)  At the Closing, a Company, on behalf of the Acquired Fund, intends to have available a copy of the shareholder ledger accounts, certified by a Company's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of the Acquired Fund as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets and the assumption of liabilities that are the subject of this Plan.

(f)  A Company intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  The Acquiring Fund covenants to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (including any supplement or amendment thereto, the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable and remains effective through the time of Closing. At the time the Registration Statement becomes effective, at the time of the meeting of the shareholders of the Acquired Fund, and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of the Acquiring Fund to be included in the Registration Statement (collectively, "Proxy Statement"), and the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein in the light of the circumstances under which they were made, not misleading.

(h)  A Company intends to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Trustees as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  A Company intends that it will, from time to time, as and when requested by the Acquiring Fund execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may deem necessary or desirable in order to vest in and confirm to the Acquiring Fund title to and possession of all the Net Assets to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Plan.

(j)  The Acquiring Fund intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(k)  The Acquiring Fund intends that it will, from time to time, as and when requested by a Company, for the benefit of the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as a Company may deem necessary or desirable in order to (i) vest in and confirm to the Acquired Fund title to and possession of all the Acquiring Fund Shares to be transferred to the shareholders of the Acquired Fund pursuant to this Plan; (ii) assume all of the liabilities of the Acquired Fund in accordance with this Plan; and (iii) otherwise to carry out the intent and purpose of this Plan.

8.  Conditions Precedent to be Fulfilled by a Company, on behalf of the Acquired Fund, and the Acquiring Fund.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed on or on behalf of the Funds shall occur prior to the Closing; and

(iii) the President or a Vice President and the Secretary or equivalent officer of each of a Company and the Acquiring Fund shall execute a certificate to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees/Directors of a Company, on behalf of the Acquired Fund, and the Board of Directors of the Acquiring Fund.

(c)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or to the best of either a Company's or the Acquiring Fund's knowledge have been threatened that would materially and adversely affect the business or financial condition of the applicable Fund, would prohibit the transactions contemplated hereby or would adversely affect the ability of the applicable Fund to consummate the transactions contemplated hereby.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  Each Company, for the benefit of the Acquired Fund, shall have received on the Closing Date a favorable opinion from (i) Sullivan & Worcester LLP, special Massachusetts counsel to the Acquiring Fund, with respect to items in this section 8(f) that relate to matters of Massachusetts law and (ii) Sullivan & Cromwell LLP, counsel to the Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  The Acquiring Fund is a business trust duly organized, validly existing and in good standing with the Department with requisite trust power under its amended and restated declaration of trust and under the laws of The Commonwealth of Massachusetts, to own all of its properties and assets and, to the knowledge of such counsel without independent investigation or inquiry to carry on its business as described in the current prospectus of the Acquiring Fund, and the Acquiring Fund has been duly established in accordance with the terms of Massachusetts law and the Acquiring Fund's amended and restated declaration of trust.

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Plan by a Company, on behalf of the Acquired Fund, is a valid and legally binding obligation of the Acquiring Fund and the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan.

(3)  When the Acquiring Fund shares to be distributed to Acquired Fund shareholders under the Plan are issued, sold and delivered, in an amount not to exceed the then authorized number of shares, par value $.01 per share, as contemplated by the Plan for the consideration stated in the Plan, which shall in each event be at least equal to the net asset value and par value per share, they will be validly issued, fully paid and non-assessable, and no shareholder of Acquiring Fund will have any pre-emptive rights under Massachusetts law to subscription or purchase in respect thereof.

(4)  The execution and delivery of the Plan did not, and the performance of this Plan, by the Acquiring Fund of its obligations hereunder will not violate any provision of the Acquiring Fund's amended and restated

declaration of trust or by-laws, or result in a default or a breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in the Acquiring Fund's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund.

(5)  To the knowledge of such counsel and without independent inquiry or investigation, no consent, approval, authorization, filing or order of any court or governmental authority is required to be obtained by the Acquiring Fund under the federal laws of the United States and the laws of the State of Massachusetts for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(6)  The Acquiring Fund has been registered with the SEC as an investment company, and, to the knowledge of such counsel without independent inquiry or investigation, no order has been issued or proceeding instituted to suspend such registration.

(7)  To the knowledge of such counsel and without independent inquiry or investigation, no litigation or government proceeding has been instituted or threatened against the Acquiring Fund, that would be required to be disclosed in the Acquiring Fund's registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(g)  The Acquiring Fund shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to SP Mutual Funds, with respect to items in this section 8(g) that relate to matters of Maryland law, (ii) Morris, Nichols, Arsht & Tunnell LLP, special Delaware counsel to SP Style Specific Funds, with respect to items in this section 8(g) that relate to matters of Delaware law and (iii) Willkie Farr & Gallagher, counsel to each Company, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  SP Style Specific Funds is a statutory trust duly formed, validly existing and in good standing with requisite statutory trust power under its agreement and declaration of trust and under the Delaware Statutory Trust Act (the "Delaware Act"), to own all of its properties and assets and, to carry on its business as described in the current prospectus of the Acquired Fund, and the Acquired Fund has been established in accordance with the terms of the Delaware Act and SP Style Specific Funds' agreement and declaration of trust as a separate series of SP Style Specific Funds;

(2)  SP Mutual Funds is a corporation duly incorporated and validly existing under the laws of the State of Maryland and in good standing with the SDAT with requisite corporate power under its charter to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its current prospectus of the Acquired Fund, and that the Acquired Fund has been established in accordance with the terms of Maryland law and SP Mutual Funds' charter;

(3)  This Plan has been duly authorized and executed by a Company, on behalf of the Acquired Fund, and, assuming delivery by the Company, on behalf of the relevant Acquired Fund, and due authorization, execution and delivery of the Plan by the Acquiring Fund, is a valid and legally binding obligation of a Company and the Acquired Fund enforceable against the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding the choice of Maryland law to govern this Plan;

(4)  All actions required to be taken by a Company on behalf of the Acquired Fund under the Company's declaration of trust or charter, as applicable, by-laws and the Delaware Act or Maryland law, as applicable, to authorize the transactions contemplated hereby have been duly authorized by all necessary statutory trust or corporate action, as applicable on the part of a Company on behalf of the Acquired Fund.

(5)  The execution and delivery of the Plan did not, and the performance of this Plan, by a Company, on behalf of the Acquired Fund, of its obligations hereunder will not, violate any provision of SP Style Specific Funds' declaration of trust or by-laws or SP Mutual Funds charter or by-laws, or result in a default or breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in each Company's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquired Funds;

(6)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority is required for the consummation by a Company, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(7)  To the knowledge of such counsel without independent investigation on inquiry, no litigation or government proceeding has been instituted or threatened against a Company or the Acquired Fund, that would be required to be disclosed in a Company's registration statement on Form N-1A and is not so disclosed;

(8)  Each Company has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of a Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of a Company.

(h)  Each Company and the Acquiring Fund shall have received with respect to each Acquired Fund and the Acquiring Fund, on or before the Closing Date, an opinion of Shearman & Sterling LLP, special tax counsel to each Company and the Acquiring Fund, in form and substance satisfactory to each Company and the Acquiring Fund, substantially to the effect that, for federal income tax purposes:

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the transfer of its assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be determined by including the period for which such shareholders held their shares of the Acquired Fund exchanged therefor; provided, that the shares of the Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and method of tax accounting.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund and/or a Company with regard to certain matters.

(i)  The Acquiring Fund Shares to be delivered hereunder shall be eligible for such sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

9.  Fees and Expenses.

(a)  Each Company and the Acquiring Fund represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by PI and/or an affiliate and the Large Cap Fund or the Core Fund, as applicable.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by a Company on behalf of an Acquired Fund or by the Acquiring Fund by resolution of the relevant Board of Directors/Trustees, if circumstances develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

(b)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and none of a Company, the Acquiring Fund, the Acquired Fund or the Acquiring Fund, nor the directors/trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(c)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the relevant Board of Directors/Trustees if, in the judgment of such Board of Directors/Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(d)  The respective representations and warranties contained in Sections 4, 5 and 6 hereof shall expire with and be terminated by the Plan, and none of a Company, the Acquiring Fund, any of their respective officers, directors/trustees, agents or shareholders, either of the Funds, or their respective shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director/trustee, agent or shareholder of either of the Acquiring Fund or a Company against any liability to the entity for which that officer, director/trustee, agent or shareholder so acts or to any of a Company's or the Acquiring Fund's shareholders to which that officer, director/trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(e)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of a Company, on behalf of the Acquired Fund, or the Board of Directors of the Acquiring Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the Acquired Fund shareholders prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless a Company, on behalf of the Acquired Fund, shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Headings; Counterparts.

(a)  The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan.

(b)  This Plan may be executed in any number of counterparts, each of which will be deemed an original.

12.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

Each Company and the Acquiring Fund acknowledge that it must look, and agrees that it shall look, solely to the assets of the relevant Fund for the enforcement of any claims arising out of or based on the obligations of a Company or the Acquiring Fund hereunder, and in particular that none of the assets of either Company, other than the portfolio assets of the relevant Fund, may be resorted to for the enforcement of any claim based on the obligations of a Fund hereunder.

13.  Entire Plan and Amendments; Survival of Warranties.

This Plan embodies the entire agreement of a Company, on behalf of the Acquired Fund, and the Acquiring Fund and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only in a writing signed by a Company, on behalf of the Acquired Fund, and the Acquiring Fund. This Plan shall bind and inure to the benefit of the parties and their respective successors and assigns and neither this Plan nor any interest herein may be assigned without the prior written consent of a Company, on behalf of the Acquired Fund, and the Acquiring Fund. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties and their respective successors, and assigns any rights or remedies under or by any reason of this plan. The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

14.  Notices.

Any notice, report, demand or other communication required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if hand delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary; and to a Company at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.  Governing Law.

This Plan shall be governed by and construed in accordance with the laws of the State of Maryland, provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

IN WITNESS WHEREOF, JennisonDryden Style Specific Funds, on behalf of Strategic Partners Large Capitalization Value Fund, Jennison Value Fund, and Strategic Partners Mutual Funds, on behalf of Strategic Partners Core Value Fund, have executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

JENNISON VALUE FUND

Attest:	By: Name: Title:

STRATEGIC PARTNERS MUTUAL FUNDS, INC., on behalf of Strategic Partners Core Value Fund

Attest:	By: Name: Title:

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS, on behalf of Strategic Partners Large Capitalization Value Fund

Attest:	By: Name: Title:

Exhibit B

PROSPECTUS DATED DECEMBER 30, 2005

The Prospectus for Jennison Fund, dated December 30, 2005, is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

B-1

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Exhibit C

ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2005

The Annual Report to Shareholders for Jennison Fund for the fiscal year ended October 31, 2005, is incorporated by reference into this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

C-1

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Exhibit D

SEMI-ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 2006

The Semi-Annual Report to Shareholders for Jennison Fund for the period ended April 30, 2006, is incorporated by reference into this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

D-1

TABLE OF CONTENTS

2	Summary

3	The Proposals

3	Shareholder Voting

4	Comparison of Important Features

4	The Investment Objectives and Policies of the Funds

5	Comparison of Other Policies

6	Investment Restrictions

8	Risks of Investing in the Funds

9	Federal Income Tax Considerations

9	Comparison of Organizational Structure

14	Management of the Funds

18	Distribution Plan

19	Valuation

20	Frequent Purchases and Redemptions of Fund Shares

21	Purchases, Redemptions, Exchanges and Distributions

25	SP Mutual Funds Share Class Designations

25	Fees and Expenses

26	Core Fund Reorganization

35	Large Cap Fund Reorganization

40	Large Cap Fund and Core Fund Reorganizations

51	Performance of the Funds

55	Reasons for the Reorganizations

57	Information About the Reorganization

57	Closing

58	Expenses Resulting from the Reorganizations

58	Tax Consequences of the Reorganizations

59	Characteristics of Jennison Fund Shares

60	Capitalization

65	Voting Information

65	Required Vote

66	How to Vote

66	Revocation of Proxies

66	Solicitation of Voting Instructions

67	Additional Information About the Portfolio Managers and Portfolio Holdings

67	Additional Information about the Portfolio Managers

76	Portfolio Holdings

77	Principal Holders of Shares

79	Additional Information

79	Miscellaneous

79	Legal Matters

79	Independent Registered Public Accounting Firm

80	Notice to Banks, Broker-Dealers and Voting Trustees and their Nominees

80	Shareholder Proposals

81	Exhibits to Prospectus/Proxy Statement

A-1	Exhibit A – Form of Plan of Reorganization

B-1	Exhibit B – Prospectus for the Jennison Fund, dated December 30, 2005

C-1	Exhibit C – Jennison Fund's Annual Report for the fiscal year ended October 31, 2005

D-1	Exhibit D – Jennison Fund's Semi-Annual Report for the period ended April 30, 2006

STATEMENT OF ADDITIONAL INFORMATION
FOR
JENNISON VALUE FUND

Dated October 6, 2006

Acquisition of the Net Assets of
Strategic Partners Large Capitalization Value Fund,

a series of Strategic Partners Style Specific Funds,

and
Strategic Partners Core Value Fund,
a series of Strategic Partners Mutual Funds, Inc.

By and in exchange for shares of the
Jennison Value Fund

This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets (each a Reorganization) of the Strategic Partners Large Capitalization Value Fund (Large Cap Fund), a series of Strategic Partners Style Specific Funds (SP Style Specific Funds) and Strategic Partners Core Value Fund, a series of Strategic Partners Mutual Funds, Inc. (SPMF)  and the assumptions of the liabilities of such Funds in exchange for shares of the Jennison Value Fund (Jennison Fund).

This SAI consists of this Cover Page, Jennison Fund’s SAI, dated December 30, 2005, and the pro forma financial statements for the Large Cap Fund, Core Fund and Jennison Fund after giving effect to the proposed Reorganizations (collectively, the Reorganizations).

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated October 6, 2006, relating to the above-referenced Reorganizations. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-225-1852 or by writing to Jennison Fund at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

The Securities and Exchange Commission (SEC) maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of the Jennison Fund, other materials incorporated by reference herein, and other information regarding the Large Cap Fund, Core Fund, SP Style Specific Funds, SPMF and Jennison Fund.

SAI INCORPORATION BY REFERENCE

The Jennison Value Fund SAI, dated December 30, 2005, is incorporated by reference herein and is part of this SAI and will be provided to all shareholders requesting this SAI.

S-2